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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 7 of its series, Florida High Income Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund, for the year ended February 28, 2005. These 7 series have a 02/28 fiscal year end.

Date of reporting period: 02/28/05

Item 1 - Reports to Stockholders.

Evergreen Florida High Income Municipal Bond Fund

Evergreen

FLORIDA HIGH INCOME MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Florida High Income Municipal Bond Fund, which covers the six-month period ended February 28, 2005.

As we entered the investment period, our municipal bond portfolio management teams had to prepare for an environment consisting of moderating economic growth and less stimulative monetary policy. While employment growth had disappointed many forecasts, personal consumption remained relatively strong and capital investment persisted higher. Yet energy prices were climbing, raising inflation fears. The Federal Reserve had been clear in its intentions to gradually raise interest rates, and they delivered on those promises with quarter point increases in the Federal Funds rate throughout the investment period. After more than three years of excessive policy accommodation, interest rates appeared to be heading higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Growth was good; it was just no longer great. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in

1

LETTER TO SHAREHOLDERS continued

different directions. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly data point. Costs for commodities and energy were rising, and since inflation adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

The bond market seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter maturities, prices for many securities remained firm at the long end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October, market rates declined into the new-year. Yet in comments to congressional banking committees in mid-February, Alan Greenspan expressed his concerns about complacency within the bond market. Despite a pattern of successive increases in the federal funds rate, and missives frequently suggesting this trend would continue, the Fed Chairman stated that it was a “conundrum” that yields for longer-term maturities remained low and suggested that it was likely a short-term “aberration.” Not surprisingly, the master wordsmith achieved his objective, for within days of these comments, yields on longer dated maturities had begun their ascent. Indeed, after beginning the quarter in the 4% range, the yield on the 10-year Treasury rose by approximately 50 basis points. The damage to municipals was not as severe, though, since they were not as overbought at the long end as Treasuries, which were frequently the target of foreign central banks.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve at times presented opportunities to increase yield without dramatically lengthening maturities, or increasing risk. In addition, security selection played a major role in our investment

2

LETTER TO SHAREHOLDERS continued

decisions since both issuance and liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We continue to encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Richard K. Marrone

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

6-month return with sales charge	-1.16%	-1.59%	2.41%	N/A

6-month return w/o sales charge	3.77%	3.41%	3.41%	3.92%

Average annual return*

1-year with sales charge	-0.03%	-0.73%	3.26%	N/A

1-year w/o sales charge	4.99%	4.26%	4.26%	5.30%

5-year	4.72%	4.64%	4.97%	6.02%

10-year	5.24%	5.01%	5.21%	6.01%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida High Income Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,037.71	$4.95
Class B	$ 1,000.00	$ 1,034.13	$8.52
Class C	$ 1,000.00	$ 1,034.13	$8.52
Class I	$ 1,000.00	$ 1,039.25	$3.49
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.93	$4.91
Class B	$ 1,000.00	$ 1,016.41	$8.45
Class C	$ 1,000.00	$ 1,016.41	$8.45
Class I	$ 1,000.00	$ 1,021.37	$3.46

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.03	$ 9.96	$ 10.25	$10.45	$ 10.24	$ 10.68

Income from investment operations
Net investment income	0.25	0.51	0.53	0.58	0.60	0.59
Net realized and unrealized gains or losses on securities	0.12	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.37	0.58	0.24	0.38	0.81	0.15

Distributions to shareholders from
Net investment income	(0.25)	(0.51)	(0.53)	(0.58)	(0.60)	(0.59)

Net asset value, end of period	$10.15	$ 10.03	$ 9.96	$10.25	$ 10.45	$ 10.24

Total return[1]	3.77%	5.91%	2.42%	3.77%	8.13%	1.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$204,163	$179,971	$186,685	$196,678	$212,631	$212,410
Ratios to average net assets
Expenses[2]	0.98%[3]	1.01%	0.99%	0.88%	0.87%	0.87%
Net investment income	5.07%[3]	5.05%	5.27%	5.63%	5.77%	5.73%
Portfolio turnover rate	31%	31%	26%	26%	17%	39%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.03	$ 9.96	$ 10.25	$10.45	$ 10.24	$ 10.68

Income from investment operations
Net investment income	0.22	0.44	0.46	0.50	0.52	0.51
Net realized and unrealized gains or losses on securities	0.12	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.34	0.51	0.17	0.30	0.73	0.07

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.46)	(0.50)	(0.52)	(0.51)

Net asset value, end of period	$10.15	$ 10.03	$ 9.96	$10.25	$ 10.45	$ 10.24

Total return[1]	3.41%	5.17%	1.67%	2.99%	7.32%	0.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$88,221	$97,754	$125,469	$135,832	$125,951	$115,352
Ratios to average net assets
Expenses[2]	1.69%[3]	1.71%	1.72%	1.63%	1.63%	1.62%
Net investment income	4.36%[3]	4.35%	4.54%	4.87%	5.02%	4.99%
Portfolio turnover rate	31%	31%	26%	26%	17%	39%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.03	$ 9.96	$ 10.25	$10.45	$ 10.24	$10.68

Income from investment operations
Net investment income	0.22	0.44	0.46	0.50	0.52	0.51
Net realized and unrealized gains or losses on securities	0.12	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.34	0.51	0.17	0.30	0.73	0.07

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.46)	(0.50)	(0.52)	(0.51)

Net asset value, end of period	$10.15	$ 10.03	$ 9.96	$10.25	$ 10.45	$10.24

Total return[1]	3.41%	5.17%	1.67%	2.99%	7.32%	0.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,304	$17,533	$19,729	$22,650	$13,516	$9,310
Ratios to average net assets
Expenses[2]	1.69%[3]	1.71%	1.72%	1.63%	1.62%	1.62%
Net investment income	4.36%[3]	4.35%	4.54%	4.85%	4.99%	4.98%
Portfolio turnover rate	31%	31%	26%	26%	17%	39%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.03	$ 9.96	$ 10.25	$10.45	$ 10.24	$ 10.68

Income from investment operations
Net investment income	0.27	0.54	0.56	0.61	0.62	0.62
Net realized and unrealized gains or losses on securities	0.12	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.39	0.61	0.27	0.41	0.83	0.18

Distributions to shareholders from
Net investment income	(0.27)	(0.54)	(0.56)	(0.61)	(0.62)	(0.62)

Net asset value, end of period	$10.15	$ 10.03	$ 9.96	$10.25	$ 10.45	$ 10.24

Total return	3.92%	6.23%	2.69%	4.03%	8.40%	1.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$89,269	$87,440	$81,057	$91,535	$89,505	$66,120
Ratios to average net assets
Expenses[2]	0.69%[3]	0.71%	0.72%	0.63%	0.63%	0.62%
Net investment income	5.36%[3]	5.35%	5.54%	5.87%	6.02%	6.01%
Portfolio turnover rate	31%	31%	26%	26%	17%	39%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
COMMUNITY DEVELOPMENT DISTRICT 30.5%
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	$ 1,000,000	$1,000,960
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	108,000	109,040
6.30%, 05/01/2019	420,000	429,257
7.60%, 05/01/2018	620,000	634,471
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	409,000	411,151
Bobcat Trail, FL CDD RB:
Ser. A:
6.60%, 05/01/2021	1,175,000	1,211,037
7.50%, 05/01/2019	1,558,000	1,591,777
Ser. B:
6.00%, 05/01/2006	725,000	725,986
6.75%, 05/01/2007	1,330,000	1,334,349
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	3,005,000	3,017,681
Ser. B, 5.70%, 05/01/2005	1,600,000	1,599,536
Covington Park, FL CDD RB:
7.00%, 05/01/2031	3,865,000	3,996,371
Ser. A, 6.25%, 05/01/2034	1,000,000	1,021,780
Ser. B, 5.30%, 11/01/2009	2,800,000	2,847,712
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	2,000,000	2,134,960
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,995,000	3,067,179
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,175,000	1,189,311
Fiddler’s Creek CDD RB, Ser. A:
6.00%, 05/01/2016	1,715,000	1,745,853
6.375%, 05/01/2035	1,285,000	1,322,329
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	540,000	547,528
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,593,425
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,195,000	3,227,877
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2019	720,000	667,829
Heritage Isle at Viera CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	500,000	500,810
Heritage Isles, FL CDD Recreational Facs. RB, 7.10%, 10/01/2022	4,000,000	3,471,560
Heritage Isles, FL CDD Spl. Assmt. RB:
Ser. A, 5.75%, 05/01/2005	540,000	539,935
Ser. B, 6.00%, 05/01/2020	2,300,000	2,305,842
Heritage Lake Park Cmnty. Dev. RB, Ser. B, 5.10%, 11/01/2009	3,225,000	3,248,349
Heritage Oak Park, FL CDD Spl. Assmt. RB:
Ser. A, 6.50%, 05/01/2020	2,655,000	2,688,957
Ser. B, 6.00%, 05/01/2005	370,000	369,982
Heritage Pines, FL CDD Capital Impt. RB:
Ser. A, 6.10%, 05/01/2020	2,405,000	2,412,504
Ser. B, 5.50%, 05/01/2005	440,000	439,846
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,233,040
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,500,000	2,748,550
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	3,710,000	3,661,993
Ser. C, 7.00%, 05/01/2030	3,100,000	3,122,289

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Journey’s End CDD Spl. Assmt. RB, 7.00%, 11/01/2031	$2,290,000	$2,423,919
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,995,000	2,024,027
Lakeside Plantation, FL CDD RB, Ser. B:
6.625%, 05/01/2006	61,565	61,551
6.95%, 05/01/2031	1,676,463	1,674,233
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	890,000	896,826
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	2,960,000	3,090,862
Ser. A, 7.65%, 05/01/2032	1,965,000	2,140,828
Ser. B, 6.75%, 05/01/2007	140,000	140,851
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,845,000	3,012,144
Midtown Miami, FL CDD Spl. Assmt. RB, Parking Garage Proj.,
Ser. A, 6.25%, 05/01/2037	4,000,000	4,136,640
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	1,687,000	1,751,005
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,195,000	1,199,732
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange Proj., Ser. A:
5.50%, 05/01/2010	1,000,000	1,009,810
5.80%, 05/01/2026	5,000,000	5,019,450
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	490,000	514,608
Ser. A, 6.125%, 05/01/2035	1,000,000	1,004,780
Ser. B, 5.125%, 05/01/2009	1,000,000	1,006,340
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,880,000	5,147,180
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	1,375,000	1,322,365
Stoneybrook, FL CDD, Golf Course RB, 7.00%, 10/01/2022	8,175,000	7,816,772
Tree Island Estates CDD Spl. Assmt. RB, 5.90%, 05/01/2034	2,020,000	1,994,871
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,295,000	1,325,368
7.50%, 05/01/2017	1,397,500	1,403,160
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,105,000	3,201,348
World Commerce CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	2,000,000	2,042,740
Ser. A-2, 6.125%, 05/01/2035	1,000,000	1,014,640

		122,547,106

CONTINUING CARE RETIREMENT COMMUNITY 18.1%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%,
06/01/2032	3,000,000	3,211,950
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living,
Ser. A, 7.00%, 07/01/2029	3,360,000	3,214,714
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,535,750
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%,
12/01/2007	615,000	616,550
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,582,018
Homestead, FL IDA RB, Cmnty. Rehabilitation Providers Program,
Ser. A, 7.95%, 11/01/2018	3,115,000	3,129,640

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	$ 3,290,000	$3,337,211
6.375%, 10/01/2025	6,575,000	6,587,427
Ser. B, 5.875%, 10/01/2027	1,155,000	1,155,762
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,206,050
5.75%, 11/15/2011	1,015,000	1,081,625
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	330,000	332,967
North Carolina Med. Care Commission Retirement Facs. RB, First Mtge.,
5.50%, 10/01/2035	2,700,000	2,688,363
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	431,786
8.75%, 07/01/2026	370,000	404,466
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,200
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	920,000	921,573
Waterford Proj.:
5.20%, 10/01/2006	965,000	966,293
5.30%, 10/01/2007	990,000	991,247
5.50%, 10/01/2015	6,500,000	6,501,690
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home,
8.00%, 10/01/2008	825,000	701,506
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%,
05/15/2010	1,000,000	1,002,960
St. John’s Cnty., FL IDA RB:
Glenmoor St. John’s Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,302,900
8.00%, 01/01/2023	4,500,000	4,772,610
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	6,500,000	6,835,855
Vicars Landing Proj.:
6.75%, 02/15/2012	2,250,000	2,274,413
5.125%, 02/15/2017	2,000,000	1,987,740
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,202,060

		72,729,326

EDUCATION 2.9%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%,
04/01/2024	1,000,000	1,046,540
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,514,488
Clearwater Christian College, 8.00%, 02/01/2011	2,315,000	2,429,431
Eckerd College, 7.75%, 07/01/2014	550,000	550,902
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A:
5.75%, 10/15/2029	3,180,000	3,211,673
6.125%, 10/15/2016	1,025,000	1,087,699

		11,840,733

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 2.6%
Florida Dept. of Trans. GO, Right of Way Proj., Ser. A, 5.00%, 07/01/2033	$ 10,000,000	$10,442,900

HOSPITAL 19.1%
Coffee Cnty., Georgia Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.,
5.00%, 12/01/2019	5,000,000	5,124,650
Coral Gables, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth., 5.00%, 08/15/2029	2,000,000	2,081,040
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	5,000,000	5,469,750
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%,
11/15/2029	5,000,000	5,423,500
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	2,000,000	2,068,640
Ser. B, 5.25%, 10/01/2028	5,000,000	5,112,500
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth. Facs., Ser. A, 7.00%,
10/01/2029	3,835,000	3,691,379
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,066,630
Ser. C, 5.125%, 11/15/2024	2,050,000	2,095,531
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,729,285
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,056,931
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016,
(LOC: Allied Irish Bank plc)	1,500,000	1,630,335
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,744,756
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B, 5.50%,
07/01/2028	15,870,000	18,072,756
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group, 5.75%, 11/15/2033	3,000,000	3,243,390
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	1,125,000	1,135,159
7.10%, 10/01/2026	2,500,000	2,507,125
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	1,750,000	1,840,475
Tampa, FL Hosp. RB, H. Lee Moffitt, Ser. A, 5.75%, 07/01/2019	1,500,000	1,581,210
West Orange Healthcare Dist. of FL RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,144,780

		76,819,822

HOUSING 6.3%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 01/01/2016	750,000	789,277
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	579,000	587,511
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	4,971,059
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	1,915,000	1,988,230
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	4,905,000	5,067,944
Ser. E, 8.00%, 02/01/2030	1,395,000	1,273,747
Sunset Place Proj., Ser. K-3, 6.50%, 10/01/2029	1,135,000	922,063
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,556,190
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%,
07/01/2040	4,000,000	3,965,440

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A:
5.65%, 09/01/2022	$330,000	$345,084
5.70%, 09/01/2033	125,000	128,540
6.85%, 03/01/2029	185,000	185,035
Ser. A-1, 7.20%, 03/01/2027	90,000	93,891
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,740,020
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	205,000	211,058
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Proj., Ser. A, 5.35%, 09/01/2024	65,000	67,647
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	340,000	356,901

		25,249,637

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	3,750,000	3,939,037
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj., 6.40%, 09/01/2030	4,200,000	4,363,926
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	2,842,230
6.75%, 07/01/2029	2,410,000	2,353,486
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj.,
Ser. A, 7.50%, 09/01/2015	3,760,000	4,190,257
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	2,605,000	2,667,650
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,675,000	1,683,492

		22,040,078

PRE-REFUNDED 2.3%
Florida Mid-Bay Bridge Auth. RB, Ser. A, 6.875%, 10/01/2022	7,000,000	9,306,150

PUBLIC FACILITIES 0.9%
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. E,
5.75%, 08/01/2030	3,500,000	3,704,470

SPECIAL TAX 0.5%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention, Ser. B:
6.25%, 12/01/2016	1,000,000	1,055,010
6.35%, 12/01/2022	500,000	527,015
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	311,556

		1,893,581

TRANSPORTATION 2.2%
Florida Dept. of Trans. Tpke. Auth. RB, Ser. A, 5.00%, 07/01/2013	5,300,000	5,834,346
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj.,
7.375%, 01/01/2040	3,000,000	3,056,190

		8,890,536

UTILITY 1.9%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,440,000	1,507,536
7.375%, 10/01/2019	980,000	1,001,099
Puerto Rico Elec. Pwr. Auth. RB, Ser. PP, 5.00%, 07/01/2022	5,000,000	5,370,150

		7,878,785

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.4%
Jacksonville Elec. Auth. Wtr. & Swr. Sys. RB, Ser. A, 5.50%, 10/01/2041	$ 8,180,000	$8,550,718
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,059,713
Unit Dev. No. 9-A, 7.20%, 08/01/2016	2,500,000	2,704,025
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,038,410
6.00%, 08/01/2029	2,600,000	2,655,250
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,442,308
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,374,438
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,700,000	1,761,166

		21,586,028

Total Municipal Obligations (cost $382,944,248)		394,929,152

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,156,018)	1,156,018	1,156,018

Total Investments (cost $384,100,266) 98.5%		396,085,170
Other Assets and Liabilities 1.5%		5,871,300

Net Assets 100.0%		$401,956,470

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2005:
Florida	88.5%
Georgia	3.5%
Puerto Rico	2.3%
Maryland	1.7%
Pennsylvania	1.0%
Nevada	0.8%
Virginia	0.8%
North Carolina	0.7%
Oklahoma	0.4%
Non-state specific	0.3%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
February 28, 2005:
AAA	15.8%
AA	6.9%
A	6.5%
BBB	16.6%
BB	1.2%
NR	53.0%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:
Less than 1 year	2.5%
1 to 3 year(s)	4.3%
3 to 5 years	2.5%
5 to 10 years	5.0%
10 to 20 years	31.7%
20 to 30 years	46.1%
Greater than 30 years	7.9%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $384,100,266)	$396,085,170
Receivable for Fund shares sold	341,152
Interest receivable	6,972,823
Prepaid expenses and other assets	42,887

Total assets	403,442,032

Liabilities
Dividends payable	912,828
Payable for Fund shares redeemed	489,684
Due to custodian bank	13,316
Advisory fee payable	5,171
Distribution Plan expenses payable	1,434
Due to other related parties	3,475
Accrued expenses and other liabilities	59,654

Total liabilities	1,485,562

Net assets	$401,956,470

Net assets represented by
Paid-in capital	$435,906,228
Overdistributed net investment income	(180,536)
Accumulated net realized losses on securities	(45,754,126)
Net unrealized gains on securities	11,984,904

Total net assets	$401,956,470

Net assets consists of
Class A	$204,162,861
Class B	88,221,206
Class C	20,303,887
Class I	89,268,516

Total net assets	$401,956,470

Shares outstanding
Class A	20,110,071
Class B	8,689,751
Class C	1,999,974
Class I	8,793,071

Net asset value per share
Class A	$10.15
Class A—Offering price (based on sales charge of 4.75%)	$10.66
Class B	$10.15
Class C	$10.15
Class I	$10.15

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2005 (unaudited)

Investment income
Interest	$11,694,094

Expenses
Advisory fee	908,879
Distribution Plan expenses
Class A	283,833
Class B	463,485
Class C	89,334
Administrative services fee	192,984
Transfer agent fees	95,581
Trustees’ fees and expenses	2,919
Printing and postage expenses	15,175
Custodian and accounting fees	58,490
Registration and filing fees	33,261
Professional fees	16,212
Interest expense	1,381
Other	5,962

Total expenses	2,167,496
Less: Expense reductions	(1,344)
Expense reimbursements	(11,639)

Net expenses	2,154,513

Net investment income	9,539,581

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(2,237,840)
Net change in unrealized gains or losses on securities	6,934,372

Net realized and unrealized gains or losses on securities	4,696,532

Net increase in net assets resulting from operations	$14,236,113

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005		Year Ended
	(unaudited)		August 31, 2004

Operations
Net investment income		$9,539,581		$19,673,348
Net realized losses on securities		(2,237,840)		(4,656,984)
Net change in unrealized gains or losses
on securities		6,934,372		7,507,669

Net increase in net assets resulting
from operations		14,236,113		22,524,033

Distributions to shareholders from
Net investment income
Class A		(4,803,168)		(9,402,908)
Class B		(2,031,745)		(4,884,029)
Class C		(390,252)		(821,645)
Class I		(2,338,201)		(4,576,309)

Total distributions to shareholders		(9,563,366)		(19,684,891)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,588,127	36,310,279	2,094,448	20,972,468
Class B	236,051	2,390,425	705,698	7,067,114
Class C	349,485	3,545,642	427,556	4,291,916
Class I	1,199,464	12,105,420	3,005,762	30,103,392

		54,351,766		62,434,890

Net asset value of shares issued in
reinvestment of distributions
Class A	219,688	2,220,798	375,016	3,755,834
Class B	90,854	918,040	221,586	2,219,667
Class C	13,524	136,706	31,249	313,029
Class I	14,250	144,028	21,321	213,592

		3,419,572		6,502,122

Automatic conversion of Class B shares
to Class A shares
Class A	436,569	4,416,579	1,119,159	11,206,380
Class B	(436,569)	(4,416,579)	(1,119,159)	(11,206,380)

		0		0

Payment for shares redeemed
Class A	(2,076,035)	(21,022,763)	(4,389,359)	(43,975,498)
Class B	(945,974)	(9,564,803)	(2,658,650)	(26,605,202)
Class C	(110,867)	(1,119,756)	(691,587)	(6,912,172)
Class I	(1,137,741)	(11,478,510)	(2,447,732)	(24,524,360)

		(43,185,832)		(102,017,232)

Net increase (decrease) in net assets
resulting from capital share transactions		14,585,506		(33,080,220)

Total increase (decrease) in net assets		19,258,253		(30,241,078)
Net assets
Beginning of period		382,698,217		412,939,295

End of period	$ 401,956,470		$ 382,698,217

Overdistributed net investment income		$(180,536)		$(156,751)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC reimbursed expenses in the amount of $80. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $11,559.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2005, EIS received $18,334 from the sale of Class A shares and $101,952 and $223 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $132,271,630 and $118,489,033, respectively, for the six months ended February 28, 2005.

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $384,100,266. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,093,830 and $2,108,926, respectively, with a net unrealized appreciation of $11,984,904.

As of August 31, 2004, the Fund had $42,008,465 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$4,365,480	$ 18,590,266	$2,069,696	$ 13,129,353	$3,853,670

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2004, the Fund incurred and elected to defer post-October capital losses of $1,507,821.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2005, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended February 28, 2005, the Fund had average borrowings outstanding of $45,130 on an annualized basis at an average rate of 3.06% and paid interest of $1,381.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565567 rv2 4/2005

Evergreen Florida Municipal Bond Fund

Evergreen

FLORIDA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Florida Municipal Bond Fund, which covers the six-month period ended February 28, 2005.

As we entered the investment period, our municipal bond portfolio management teams had to prepare for an environment consisting of moderating economic growth and less stimulative monetary policy. While employment growth had disappointed many forecasts, personal consumption remained relatively strong and capital investment persisted higher. Yet energy prices were climbing, raising inflation fears. The Federal Reserve had been clear in its intentions to gradually raise interest rates, and they delivered on those promises with quarter point increases in the Federal Funds rate throughout the investment period. After more than three years of excessive policy accommodation, interest rates appeared to be heading higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Growth was good; it was just no longer great. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the

1

LETTER TO SHAREHOLDERS continued

maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly data point. Costs for commodities and energy were rising, and since inflation adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

The bond market seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter maturities, prices for many securities remained firm at the long end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October, market rates declined into the new-year. Yet in comments to congressional banking committees in mid-February, Alan Greenspan expressed his concerns about complacency within the bond market. Despite a pattern of successive increases in the federal funds rate, and missives frequently suggesting this trend would continue, the Fed Chairman stated that it was a “conundrum” that yields for longer-term maturities remained low and suggested that it was likely a short-term “aberration.” Not surprisingly, the master wordsmith achieved his objective, for within days of these comments, yields on longer dated maturities had begun their ascent. Indeed, after beginning the quarter in the 4% range, the yield on the 10-year Treasury rose by approximately 50 basis points. The damage to municipals was not as severe, though, since they were not as overbought at the long end as Treasuries, which were frequently the target of foreign central banks.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve at times presented opportunities to increase yield without dramatically lengthening maturities, or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and

2

LETTER TO SHAREHOLDERS continued

liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We continue to encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Richard K. Marrone

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

Nasdaq symbol	EFMAX	EFMBX	EMBCX	EFMYX

6-month return with sales charge	-2.88%	-3.38%	0.62%	N/A

6-month return w/o sales charge	1.97%	1.62%	1.62%	2.12%

Average annual return*

1-year with sales charge	-3.10%	-3.86%	0.05%	N/A

1-year w/o sales charge	1.74%	1.03%	1.03%	2.04%

5-year	4.52%	4.36%	4.69%	5.74%

10-year	4.79%	4.42%	4.67%	5.43%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Florida Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,019.72	$4.51
Class B	$ 1,000.00	$ 1,016.19	$8.05
Class C	$ 1,000.00	$ 1,016.19	$8.05
Class I	$ 1,000.00	$ 1,021.23	$3.06
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.33	$4.51
Class B	$ 1,000.00	$ 1,016.81	$8.05
Class C	$ 1,000.00	$ 1,016.81	$8.05
Class I	$ 1,000.00	$ 1,021.77	$3.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations
Net investment income	0.18	0.37	0.40	0.46	0.47	0.47

Net realized and unrealized gains or losses on securities	0	0.10	(0.18)	(0.08)	0.32	(0.09)

Total from investment operations	0.18	0.47	0.22	0.38	0.79	0.38

Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.40)	(0.46)	(0.47)	(0.47)
Net realized gains	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.18)	(0.37)	(0.40)	(0.46)	(0.47)	(0.50)

Net asset value, end of period	$ 9.40	$ 9.40	$ 9.30	$9.48	$ 9.56	$ 9.24

Total return[1]	1.97%	5.13%	2.38%	4.12%	8.79%	4.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$102,302	$112,438	$123,338	$132,375	$120,533	$114,159
Ratios to average net assets
Expenses[2]	0.90%[3]	0.90%	0.84%	0.58%	0.45%	0.42%
Net investment income	3.96%[3]	3.94%	4.25%	4.84%	5.03%	5.08%
Portfolio turnover rate	33%	38%	41%	29%	18%	48%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations
Net investment income	0.15	0.31	0.33	0.37	0.39	0.38
Net realized and unrealized gains or losses on securities	0	0.09	(0.18)	(0.08)	0.32	(0.09)

Total from investment operations	0.15	0.40	0.15	0.29	0.71	0.29

Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.33)	(0.37)	(0.39)	(0.38)
Net realized gains	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.15)	(0.30)	(0.33)	(0.37)	(0.39)	(0.41)

Net asset value, end of period	$9.40	$ 9.40	$ 9.30	$9.48	$ 9.56	$ 9.24

Total return[1]	1.62%	4.40%	1.58%	3.19%	7.83%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,586	$22,113	$29,601	$30,728	$39,746	$46,522
Ratios to average net assets
Expenses[2]	1.61%[3]	1.60%	1.61%	1.45%	1.34%	1.33%
Net investment income	3.25%[3]	3.24%	3.47%	4.01%	4.14%	4.17%
Portfolio turnover rate	33%	38%	41%	29%	18%	48%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations

Net investment income	0.15	0.30	0.33	0.38	0.39	0.38

Net realized and unrealized gains or losses on securities	0	0.10	(0.18)	(0.09)	0.32	(0.09)

Total from investment operations	0.15	0.40	0.15	0.29	0.71	0.29

Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.33)	(0.37)	(0.39)	(0.38)
Net realized gains	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.15)	(0.30)	(0.33)	(0.37)	(0.39)	(0.41)

Net asset value, end of period	$ 9.40	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Total return[1]	1.62%	4.40%	1.58%	3.19%	7.83%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,175	$10,367	$11,513	$9,781	$6,839	$6,594
Ratios to average net assets
Expenses[2]	1.61%[3]	1.60%	1.61%	1.45%	1.34%	1.33%
Net investment income	3.24%[3]	3.23%	3.47%	4.16%	4.14%	4.17%
Portfolio turnover rate	33%	38%	41%	29%	18%	48%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations
Net investment income	0.20	0.40	0.43	0.47	0.48	0.47
Net realized and unrealized gains or losses on securities	0	0.10	(0.18)	(0.08)	0.32	(0.09)

Total from investment operations	0.20	0.50	0.25	0.39	0.80	0.38

Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.43)	(0.47)	(0.48)	(0.47)
Net realized gains	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.20)	(0.40)	(0.43)	(0.47)	(0.48)	(0.50)

Net asset value, end of period	$ 9.40	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Total return	2.12%	5.45%	2.60%	4.23%	8.90%	4.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$281,595	$282,395	$287,129	$281,258	$318,069	$364,159
Ratios to average net assets
Expenses[2]	0.61%[3]	0.60%	0.61%	0.45%	0.34%	0.33%
Net investment income	4.24%[3]	4.23%	4.48%	4.96%	5.14%	5.17%
Portfolio turnover rate	33%	38%	41%	29%	18%	48%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 90.6%
AIRPORT 2.1%
Broward Cnty., FL Arpt. Sys. RB, 5.00%, 10/01/2024	$ 3,905,000	$ 4,099,039
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020,
(Insd. by FGIC)	2,095,000	2,331,463
Okaloosa Cnty., FL Arpt. RB, 6.00%, 10/01/2030	2,015,000	2,141,220

		8,571,722

COMMUNITY DEVELOPMENT DISTRICT 1.4%
Fishhawk, FL Cmnty. Dev. Dist. RB, 5.25%, 05/01/2018	3,540,000	3,904,337
Indian Trace Dev. Dist., FL RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,960,000	1,959,843

		5,864,180

CONTINUING CARE RETIREMENT COMMUNITY 3.4%
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	5,000,000	4,974,900
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.75%, 11/15/2014	1,535,000	1,603,722
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.10%, 10/01/2005	930,000	931,590
5.20%, 10/01/2006	975,000	976,307
5.30%, 10/01/2007	1,000,000	1,001,260
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,750,715
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,800,000	1,805,328

		14,043,822

EDUCATION 7.1%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj.:
Ser. A:
5.25%, 04/01/2015, (Insd. by AMBAC)	1,250,000	1,384,138
5.25%, 04/01/2017, (Insd. by AMBAC)	1,200,000	1,318,140
Ser. B, 6.25%, 04/01/2013	2,955,000	3,378,895
Broward Cnty., FL Sch. Board RB, 5.25%, 07/01/2017	4,955,000	5,416,806
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	10,000,000	11,366,900
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,890,221
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A,
6.125%, 10/15/2016	3,500,000	3,714,095

		29,469,195

ELECTRIC REVENUE 4.5%
Gainesville, FL Util. Sys. RB, Ser. B:
6.50%, 10/01/2013	4,800,000	5,800,944
7.50%, 10/01/2008	3,000,000	3,462,960
7.50%, 10/01/2009	3,000,000	3,559,350
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First Lien, 6.05%, 10/01/2010,
(Insd. by FSA)	5,000,000	5,724,150

		18,547,404

GENERAL OBLIGATION - LOCAL 1.7%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	4,000,000	4,783,640
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	1,880,000	2,187,323

		6,970,963

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 0.4%
Florida Dept. of Trans. GO, 5.375%, 07/01/2026	$1,500,000	$1,559,850

HOSPITAL 30.6%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,778,600
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	4,971,847
5.50%, 08/15/2014	3,730,000	4,023,588
Coral Gables, FL Hlth. Facs. RB, Baptist Hlth. So. Florida, 5.25%, 08/15/2024	5,000,000	5,406,450
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	10,000,000	10,939,500
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB, 4.60%, 04/01/2008	1,080,000	1,118,016
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%,
11/15/2029	10,000,000	10,847,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C:
5.75%, 08/15/2012	4,300,000	4,814,796
5.75%, 08/15/2014	2,810,000	3,146,413
5.75%, 08/15/2015	2,090,000	2,340,215
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%, 08/15/2032	5,635,000	6,765,607
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016,
(LOC: SunTrust Banks, Inc.)	1,000,000	1,043,950
Orange Cnty., FL Hlth. Facs. Auth. RB,
Ser. 3, 5.30%, 10/01/2006	5,225,000	5,452,601
Ser. 3, 5.50%, 10/01/2008	5,785,000	6,306,749
Ser. 3, 5.70%, 10/01/2011	2,000,000	2,277,760
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,423,864
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,893,984
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,421,720
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	3,000,000	3,048,840
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., 9.50%,
08/01/2013	2,120,000	2,696,788
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016,
(LOC: Allied Irish Bank plc)	2,000,000	2,173,780
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,438,450
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.75%, 11/15/2029	10,000,000	10,757,300
Polk Cnty., FL RB, Winter Haven Hosp., 6.25%, 09/01/2015, (Insd. by MBIA)	6,135,000	6,184,141
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group, 5.75%, 11/15/2033	5,000,000	5,405,650
St. Petersburg, FL Hlth. Facs. Auth. RB, All Children’s Hosp., 5.50%, 11/15/2018,
(Insd. by AMBAC)	1,000,000	1,095,870

		126,773,479

HOUSING 7.5%
Boynton Beach, FL MHRB, Clipper Cove Apts., 5.75%, 01/01/2028	4,245,000	4,454,746
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013	1,275,000	1,329,468
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	3,865,000	3,988,835

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida Hsg. Fin. Corp. RB:
Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	$ 1,895,000	$1,972,202
Ser. 7, 6.00%, 01/01/2021, (Insd. by FSA)	2,100,000	2,117,010
Ser. K-1, 5.15%, 10/01/2006	325,000	327,847
Ser. K-1, 5.50%, 10/01/2009	455,000	459,195
Florida Hsg. Fin. Corp. RRB, 6.35%, 05/01/2026	1,265,000	1,297,662
Hialeah, FL Hsg. Auth. RRB, Patterson Pavilion, 5.15%, 05/01/2008	730,000	763,711
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	2,185,000	2,313,740
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 7.20%, 03/01/2027	180,000	187,781
Ser. A-1, 7.20%, 03/01/2033	210,000	212,113
Ser. A-4, 7.00%, 09/01/2031	595,000	595,161
Manatee Cnty., FL HFA Mtge. RRB:
Sub. Ser. 1, 7.20%, 05/01/2028	730,000	764,514
Sub. Ser. 2, 7.00%, 11/01/2027	385,000	419,893
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%,
01/01/2024, (Insd. by FNMA)	975,000	976,589
Orange Cnty., FL HFA RB, 5.625%, 09/01/2028	1,460,000	1,484,192
Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts. Proj., Ser. A, 5.00%, 04/01/2028	3,240,000	3,379,417
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 5.95%, 03/01/2030	1,480,000	1,486,986
Ser. A-1, 7.20%, 09/01/2029	655,000	655,183
Ser. A-1, 7.25%, 09/01/2029	245,000	262,371
Ser. C-1, 6.30%, 03/01/2029	1,760,000	1,771,651

		31,220,267

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	5,230,000	5,276,599
6.40%, 09/01/2030	1,500,000	1,558,545
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	12,175,298
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,642,633

		22,653,075

MISCELLANEOUS REVENUE 4.0%
Boynton Beach, FL Pub. Svcs. Tax RB, 5.25%, 11/01/2017	1,390,000	1,542,316
Florida Muni. Loan Council RB, Ser. B, 5.25%, 12/01/2019	1,610,000	1,754,884
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,804,680
5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,278,313
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015,
(Insd. by FGIC)	3,000,000	3,875,310
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,501,750

		16,757,253

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 2.2%
Florida Ports Commission RB, 5.50%, 10/01/2012, (Insd. by FGIC)	$ 1,455,000	$1,582,691
Hillsborough Cnty., FL Port Dist. RB, Tampa Port Auth. Proj., Ser. A:
5.75%, 06/01/2015, (Insd. by MBIA)	1,010,000	1,132,159
5.75%, 06/01/2016, (Insd. by MBIA)	1,060,000	1,187,900
5.75%, 06/01/2017, (Insd. by MBIA)	1,115,000	1,249,614
5.75%, 06/01/2018, (Insd. by MBIA)	1,175,000	1,317,692
5.75%, 06/01/2019, (Insd. by MBIA)	1,240,000	1,390,586
5.75%, 06/01/2020, (Insd. by MBIA)	1,305,000	1,463,479

		9,324,121

PRE-REFUNDED 1.4%
Florida Hsg. Fin. Corp. RB, Ser. C, 6.20%, 08/01/2016	2,000,000	2,141,020
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,030,000	3,742,141

		5,883,161

SALES TAX 1.1%
Jacksonville, FL Excise Taxes RB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	3,083,088
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,542,062

		4,625,150

SPECIAL TAX 2.2%
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,144,381
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.:
5.625%, 12/01/2009	2,000,000	2,042,960
5.80%, 12/01/2013	3,000,000	3,063,120

		9,250,461

TRANSPORTATION 3.0%
Miami-Dade Cnty. FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025,
(Insd. by FGIC)	5,000,000	5,405,950
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011,
(Insd. by FGIC)	4,550,000	5,362,493
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	1,500,000	1,692,210

		12,460,653

UTILITY 8.1%
Reedy Creek, FL Util. Impt. Dist. RB, Ser. 2:
5.25%, 10/01/2015	7,920,000	8,845,690
5.25%, 10/01/2016	15,180,000	16,909,002
5.25%, 10/01/2017	7,000,000	7,761,740

		33,516,432

WATER & SEWER 4.4%
Collier Cnty., FL Wtr. & Swr. RRB, Ser. B, 5.50%, 07/01/2014	1,910,000	2,154,728
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,366,359
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-D, 5.50%, 08/01/2015	500,000	516,040
Unit Dev. No. 9-A, 7.20%, 08/01/2016	1,300,000	1,406,093

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 9-B:
5.75%, 08/01/2014	$ 945,000	$985,560
5.85%, 08/01/2013	770,000	810,679
Orlando, FL Util. Commission, Wtr. & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,569,160
Tampa, FL Wtr. & Swr. RRB, Ser. A, 5.00%, 10/01/2026	5,000,000	5,198,200
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2019	1,000,000	1,072,360

		18,079,179

Total Municipal Obligations (cost $354,528,199)		375,570,367

	Shares	Value

SHORT-TERM INVESTMENTS 8.2%
MUTUAL FUND SHARES 8.2%
Evergreen Institutional Municipal Money Market Fund ø (cost $33,926,114)	33,926,114	33,926,114

Total Investments (cost $388,454,313) 98.8%		409,496,481
Other Assets and Liabilities 1.2%		5,162,019

Net Assets 100.0%		$414,658,500

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2005:

Florida	85.4%
South Carolina	4.4%
Puerto Rico	1.7%
U.S. Virgin Islands	0.3%
Non-state specific	8.2%

100.0%

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

The following table shows the percent of total bonds by credit quality as of February 28, 2005:

AAA	55.5%
AA	21.8%
A	12.2%
BBB	8.2%
NR	2.3%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:

Less than 1 year	8.4%
1 to 3 year(s)	3.3%
3 to 5 years	9.7%
5 to 10 years	24.2%
10 to 20 years	35.3%
20 to 30 years	18.7%
Greater than 30 years	0.4%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $388,454,313)	$409,496,481
Receivable for Fund shares sold	349,373
Interest receivable	6,047,335
Prepaid expenses and other assets	64,569

Total assets	415,957,758

Liabilities
Dividends payable	1,054,075
Payable for Fund shares redeemed	168,330
Due to custodian bank	7,820
Advisory fee payable	4,778
Distribution Plan expenses payable	104
Due to other related parties	3,609
Accrued expenses and other liabilities	60,542

Total liabilities	1,299,258

Net assets	$414,658,500

Net assets represented by
Paid-in capital	$420,099,888
Overdistributed net investment income	(173,004)
Accumulated net realized losses on securities	(26,310,552)
Net unrealized gains on securities	21,042,168

Total net assets	$414,658,500

Net assets consists of
Class A	$102,302,353
Class B	20,586,191
Class C	10,175,267
Class I	281,594,689

Total net assets	$414,658,500

Shares outstanding
Class A	10,886,167
Class B	2,190,544
Class C	1,082,754
Class I	29,964,771

Net asset value per share
Class A	$9.40
Class A — Offering price (based on sales charge of 4.75%)	$9.87
Class B	$9.40
Class C	$9.40
Class I	$9.40

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2005 (unaudited)

Investment income
Interest	$10,115,810

Expenses
Advisory fee	875,007
Distribution Plan expenses
Class A	158,648
Class B	106,699
Class C	50,844
Administrative services fee	207,917
Transfer agent fees	61,798
Trustees’ fees and expenses	3,155
Printing and postage expenses	14,691
Custodian and accounting fees	60,037
Registration and filing fees	33,658
Professional fees	13,940
Other	2,268

Total expenses	1,588,662
Less: Expense reductions	(1,546)
Expense reimbursements	(6,299)

Net expenses	1,580,817

Net investment income	8,534,993

Net realized and unrealized gains or losses on securities
Net realized gains on securities	3,369,396
Net change in unrealized gains or losses on securities	(3,468,643)

Net realized and unrealized gains or losses on securities	(99,247)

Net increase in net assets resulting from operations	$8,435,746

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005		Year Ended
	(unaudited)		August 31, 2004

Operations
Net investment income		$8,534,993		$18,128,424
Net realized gains on securities		3,369,396		1,469,851
Net change in unrealized gains or losses
on securities		(3,468,643)		2,905,833

Net increase in net assets resulting from
operations		8,435,746		22,504,108

Distributions to shareholders from
Net investment income
Class A		(2,094,765)		(4,744,209)
Class B		(346,294)		(837,106)
Class C		(164,823)		(359,166)
Class I		(5,924,347)		(12,223,572)

Total distributions to shareholders		(8,530,229)		(18,164,053)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	306,232	2,889,689	1,772,693	16,730,816
Class B	77,099	726,434	124,658	1,179,776
Class C	33,318	313,721	300,528	2,847,624
Class I	1,982,831	18,669,546	6,306,977	59,548,693

		22,599,390		80,306,909

Net asset value of shares issued in
reinvestment of distributions
Class A	113,791	1,070,417	231,089	2,173,335
Class B	19,439	182,860	46,203	434,744
Class C	8,871	83,450	16,805	158,028
Class I	7,230	68,010	20,681	194,508

		1,404,737		2,960,615

Automatic conversion of Class B shares
to Class A shares
Class A	84,833	799,735	219,915	2,068,430
Class B	(84,833)	(799,735)	(219,915)	(2,068,430)

		0		0

Payment for shares redeemed
Class A	(1,581,271)	(14,857,776)	(3,519,655)	(33,071,115)
Class B	(173,813)	(1,636,297)	(780,240)	(7,324,574)
Class C	(62,394)	(586,383)	(452,002)	(4,235,772)
Class I	(2,070,497)	(19,484,084)	(7,147,908)	(67,243,934)

		(36,564,540)		(111,875,395)

Net decrease in net assets resulting from
capital share transactions		(12,560,413)		(28,607,871)

Total decrease in net assets		(12,654,896)		(24,267,816)
Net assets
Beginning of period		427,313,396		451,581,212

End of period	$ 414,658,500		$ 427,313,396

Overdistributed net investment income		$(173,004)		$(177,768)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC reimbursed expenses in the amount of $82. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $6,217.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS
EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2005, EIS received $3,706 from the sale of Class A shares and $20,159 and $206 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securi- ties) were $130,157,989 and $160,676,607, respectively, for the six months ended February 28, 2005.

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $388,454,313. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,469,168 and $427,000, respectively, with a net unrealized appreciation of $21,042,168.

As of August 31, 2004, the Fund had $29,679,948 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$7,064,411	$17,071,351	$496,784	$5,047,402

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565568 rv2 4/2005

Evergreen Georgia Municipal Bond Fund

Evergreen

GEORGIA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Georgia Municipal Bond Fund, which covers the six-month period ended February 28, 2005.

As we entered the investment period, our municipal bond portfolio management teams had to prepare for an environment consisting of moderating economic growth and less stimulative monetary policy. While employment growth had disappointed many forecasts, personal consumption remained relatively strong and capital investment persisted higher. Yet energy prices were climbing, raising inflation fears. The Federal Reserve had been clear in its intentions to gradually raise interest rates, and they delivered on those promises with quarter point increases in the Federal Funds rate throughout the investment period. After more than three years of excessive policy accommodation, interest rates appeared to be heading higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Growth was good; it was just no longer great. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the

1

LETTER TO SHAREHOLDERS continued

maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly data point. Costs for commodities and energy were rising, and since inflation adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

The bond market seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter maturities, prices for many securities remained firm at the long end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October, market rates declined into the new-year. Yet in comments to congressional banking committees in mid-February, Alan Greenspan expressed his concerns about complacency within the bond market. Despite a pattern of successive increases in the federal funds rate, and missives frequently suggesting this trend would continue, the Fed Chairman stated that it was a “conundrum” that yields for longer-term maturities remained low and suggested that it was likely a short-term “aberration.” Not surprisingly, the master wordsmith achieved his objective, for within days of these comments, yields on longer dated maturities had begun their ascent. Indeed, after beginning the quarter in the 4% range, the yield on the 10-year Treasury rose by approximately 50 basis points. The damage to municipals was not as severe, though, since they were not as overbought at the long end as Treasuries, which were frequently the target of foreign central banks.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve at times presented opportunities to increase yield without dramatically lengthening maturities, or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and

2

LETTER TO SHAREHOLDERS continued

liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We continue to encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Charles E. Jeanne, CFA

Tax Exempt Fixed Income Team

Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	07/02/1993	07/02/1993	03/27/2002	02/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

6-month return with sales charge	-3.34%	-3.86%	0.13%	N/A

6-month return w/o sales charge	1.47%	1.12%	1.12%	1.62%

Average annual return*

1-year with sales charge	-3.54%	-4.32%	-0.42%	N/A

1-year w/o sales charge	1.26%	0.55%	0.55%	1.56%

5-year	4.92%	4.84%	5.50%	6.23%

10-year	5.17%	4.91%	5.47%	5.96%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,014.73	$4.55
Class B	$ 1,000.00	$ 1,011.22	$8.08
Class C	$ 1,000.00	$ 1,011.22	$8.08
Class I	$ 1,000.00	$ 1,016.23	$3.10
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.28	$4.56
Class B	$ 1,000.00	$ 1,016.76	$8.10
Class C	$ 1,000.00	$ 1,016.76	$8.10
Class I	$ 1,000.00	$ 1,021.72	$3.11

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.91% for Class A, 1.62% for Class B, 1.62% for Class C, 0.62% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.24	$ 10.10	$ 10.24	$10.19	$ 9.75	$ 9.78

Income from investment operations
Net investment income	0.19	0.39	0.40	0.45	0.48	0.49
Net realized and unrealized gains or losses on securities	(0.04)	0.14	(0.14)	0.05	0.44	(0.03)

Total from investment operations	0.15	0.53	0.26	0.50	0.92	0.46

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.40)	(0.45)	(0.48)	(0.49)

Net asset value, end of period	$ 10.20	$ 10.24	$ 10.10	$10.24	$ 10.19	$ 9.75

Total return[1]	1.47%	5.29%	2.49%	5.11%	9.65%	4.92%

Ratios and supplemental data

Net assets, end of period (thousands)	$26,799	$23,037	$20,806	$18,570	$10,577	$7,055
Ratios to average net assets
Expenses[2]	0.91%[3]	0.90%	0.89%	0.80%	0.77%	0.67%
Net investment income	3.76%[3]	3.79%	3.82%	4.43%	4.77%	5.10%
Portfolio turnover rate	18%	35%	20%	10%	26%	41%

[1]	Excluding applicable sales charges

[2]	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.24	$ 10.10	$ 10.24	$10.19	$ 9.75	$ 9.78

Income from investment operations

Net investment income	0.15	0.32	0.32	0.38	0.40	0.42
Net realized and unrealized gains or losses on securities	(0.04)	0.14	(0.14)	0.05	0.44	(0.03)

Total from investment operations	0.11	0.46	0.18	0.43	0.84	0.39

Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.32)	(0.38)	(0.40)	(0.42)

Net asset value, end of period	$10.20	$ 10.24	$ 10.10	$10.2	$ 10.19	$ 9.75

Total return[1]	1.12%	4.55%	1.74%	4.33%	8.83%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,710	$15,945	$18,053	$17,575	$15,845	$12,796
Ratios to average net assets
Expenses[2]	1.62%[3]	1.60%	1.62%	1.55%	1.52%	1.40%
Net investment income	3.04%[3]	3.08%	3.09%	3.70%	4.03%	4.34%
Portfolio turnover rate	18%	35%	20%	10%	26%	41%

[1]	Excluding applicable sales charges

[2]	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS C	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$10.24	$10.10	$10.24	$ 9.87

Income from investment operations
Net investment income	0.15	0.32	0.32	0.16
Net realized and unrealized gains or losses on securities	(0.04)	0.14	(0.14)	0.37

Total from investment operations	0.11	0.46	0.18	0.53

Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.32)	(0.16)

Net asset value, end of period	$10.20	$10.24	$10.10	$10.24

Total return[2]	1.12%	4.55%	1.74%	5.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,853	$3,326	$2,867	$ 410
Ratios to average net assets
Expenses[3]	1.62%[4]	1.60%	1.62%	1.55%[4]
Net investment income	3.06%[4]	3.07%	3.04%	3.02%[4]
Portfolio turnover rate	18%	35%	20%	10%

1	For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]	Excluding applicable sales charges

[3]	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.24	$ 10.10	$ 10.24	$10.19	$ 9.75	$ 9.78

Income from investment operations
Net investment income	0.21	0.42	0.42	0.48	0.50	0.51
Net realized and unrealized gains or losses on securities	(0.04)	0.14	(0.14)	0.05	0.44	(0.03)

Total from investment operations	0.17	0.56	0.28	0.53	0.94	0.48

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.42)	(0.48)	(0.50)	(0.51)

Net asset value, end of period	$ 10.20	$ 10.24	$ 10.10	$10.24	$ 10.19	$ 9.75

Total return	1.62%	5.60%	2.76%	5.37%	9.92%	5.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$175,666	$180,037	$193,141	$197,295	$64,358	$63,689
Ratios to average net assets
Expenses[2]	0.62%[3]	0.60%	0.62%	0.54%	0.52%	0.40%
Net investment income	4.05%[3]	4.07%	4.09%	4.61%	5.04%	5.34%
Portfolio turnover rate	18%	35%	20%	10%	26%	41%

[1]	Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

[2]	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
COMMUNITY DEVELOPMENT DISTRICT 0.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$778,027

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Court Proj., 6.20%, 10/01/2019	995,000	1,138,230
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,395,000	1,371,202
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	1,000,000	1,107,150

		3,616,582

EDUCATION 9.5%
Atlanta, GA Dev. Auth. RB, Ser. A, TUFF, Advanced Technology Development
Center Proj., 5.625%, 07/01/2018	2,640,000	2,839,135
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj.,
5.70%, 12/01/2010, (Insd. by MBIA)	510,000	532,797
Barnesville Lamar Cnty., GA Indl. Auth. Student Hsg. Facs. RB, Gordon College,
5.00%, 08/01/2025	2,000,000	2,043,660
DeKalb Cnty., GA Dev. Auth. RB, Emory Univ. Proj., Ser. A, 6.00%, 10/01/2014	780,000	798,197
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,364,232
5.75%, 11/01/2017	1,950,000	2,214,401
TUFF, Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,105,190
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj., Ser. A:
5.50%, 11/01/2019	500,000	556,785
5.75%, 11/01/2012	1,000,000	1,120,330
5.75%, 11/01/2017	1,000,000	1,127,630
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	538,280
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj.,
Ser. A, 5.25%, 10/01/2020	1,000,000	1,026,830
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB,
Building Equity Sooner for Tomorrow Proj., 5.00%, 12/01/2028	2,500,000	2,569,825
University of South Carolina RB, Ser. A, 5.00%, 05/01/2034, (Insd. by AMBAC)	3,000,000	3,103,530

		20,940,822

ELECTRIC REVENUE 1.8%
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,215,800
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	548,736
Georgia Muni. Elec. Auth. Pwr. RRB, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,113,250
Heard Cnty., GA Dev. Auth. PCRB, Wansley Proj., FRN, 2.05%, 09/01/2029	1,000,000	1,000,000

		3,877,786

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 7.0%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	$580,000	$598,009
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	138,035
Columbia Cnty., GA GO, 5.625%, 02/01/2017, (Insd. by MBIA)	250,000	272,145
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,344,130
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,271,615
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	560,245
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,120,790
6.125%, 03/01/2017	1,000,000	1,149,610
Forsyth Cnty., GA Sch. Dist. GO:
6.00%, 02/01/2014	1,000,000	1,150,960
6.75%, 07/01/2016	2,000,000	2,472,260
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	750,000	774,877
Henry Cnty., GA Sch. Dist. GO, Ser. A:
5.125%, 08/01/2014	1,000,000	1,093,530
6.45%, 08/01/2011	1,000,000	1,136,080
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	539,660
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,133,090
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	525,000	544,378

		15,299,414

GENERAL OBLIGATION - STATE 8.5%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,127,082
Ser. B:
5.75%, 03/01/2010	1,000,000	1,125,220
7.20%, 03/01/2006	1,005,000	1,052,215
Ser. C:
5.00%, 07/01/2009	1,000,000	1,083,780
5.75%, 09/01/2012	2,000,000	2,310,000
6.00%, 07/01/2012	1,970,000	2,241,880
6.25%, 08/01/2011	1,140,000	1,332,660
6.50%, 04/01/2006	500,000	521,670
7.25%, 07/01/2005	1,000,000	1,016,950
7.25%, 07/01/2008	1,750,000	1,992,305
Ser. D:
5.25%, 10/01/2014	1,600,000	1,813,856
6.80%, 08/01/2005	2,000,000	2,038,320

		18,655,938

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 10.4%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys.,
5.50%, 07/01/2018	$500,000	$534,195
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr., Inc.
Proj., Ser. A:
6.75%, 12/01/2016	1,600,000	1,735,184
6.75%, 12/01/2026	1,500,000	1,626,735
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.:
5.00%, 12/01/2026	2,400,000	2,408,520
5.25%, 12/01/2022	3,690,000	3,821,696
Floyd Cnty., GA Hosp. Auth. RB, Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	982,572
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast Georgia Hlth. Sys., Inc.
Proj.:
5.50%, 05/15/2021	500,000	520,755
6.00%, 05/15/2014, (Insd. by MBIA)	2,340,000	2,606,994
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, Southeast Georgia Hlth. Sys., Inc. Proj.,
6.00%, 08/01/2016, (Insd. by MBIA)	2,050,000	2,179,765
Horry Cnty., SC Hosp. Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,440,159
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 05/01/2032	1,500,000	1,572,195
Macon Bibb Cnty., GA Hosp. Auth. RB, Med. Ctr. of Georgia,
Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,103,130
Medical Ctr. Hosp. Auth. of Georgia RB, Columbus Regl. Healthcare Sys.,
6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,260,700

		22,792,600

HOUSING 7.3%
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,717,977
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,170,860
Sub. Ser. C-2, 5.80%, 12/01/2021	1,000,000	1,048,080
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	754,203
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	626,000
Gwinnett Cnty., GA Hsg. Auth. MHRRB, Singleton Oxford Associates,
5.50%, 04/01/2026	1,745,000	1,783,756
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State University
Jaguar Student Hsg. LLC, Ser. A, 5.375%, 02/01/2025	3,870,000	4,044,150

		16,145,026

INDUSTRIAL DEVELOPMENT REVENUE 5.4%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	1,000,000	1,054,970
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., FRN, 2.00%, 10/01/2032	2,948,000	2,948,000
Cartersville, GA Dev. Auth. RB, Wtr. & Wstwtr. Facs., 7.40%, 11/01/2010	1,120,000	1,329,664
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj., FRN,
Ser. A, 2.30%, 03/01/2031	5,000,000	4,913,050
Savannah, GA EDA Solid Wst. & Swr. Disposal RB, Georgia Wst. Mgmt. Proj. A,
5.50%, 07/01/2016	1,500,000	1,573,500

		11,819,184

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 8.8%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.,
5.25%, 12/01/2024	$4,000,000	$4,191,280
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,292,557
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,416,995
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020,
(Insd. by AMBAC)	1,825,000	2,068,108
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,430,824
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,477,032
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,784,125
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,603,578

		19,264,499

PRE-REFUNDED 12.4%
Atlanta, GA Arpt. Facs. RRB, Ser. A:
6.50%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,068,340
6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,470,430
6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,309,260
Atlanta, GA Wtr. & Swr. RB, 6.00%, 01/01/2006, (Insd. by FGIC)	2,000,000	2,060,080
College Park, GA Business & IDA RB, Civic Ctr. Proj., Ser. A:
5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,115,430
5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,638,815
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,381,608
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,439,175
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,600,362
DeKalb Cnty., GA Sch. Dist. GO:
Refunding, 5.60%, 07/01/2008	1,000,000	1,011,600
Ser. A:
6.25%, 07/01/2010	2,000,000	2,305,720
6.25%, 07/01/2011	500,000	583,755
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%,
06/01/2017	550,000	637,912
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program:
6.25%, 03/01/2005	1,600,000	1,600,576
6.25%, 03/01/2006	2,200,000	2,283,666
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	1,000,000	1,153,790
Fulton Cnty., GA Wtr. & Swr. ETM RB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	460,606
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	562,590
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,415,000	1,515,974

		27,199,689

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.5%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj.,
Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	$1,000,000	$1,066,400
Cobb-Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012,
(Insd. by MBIA)	1,250,000	1,394,838
Dalton, GA Bldg. Auth. RB, 5.00%, 07/01/2005	1,000,000	1,009,440
Fulton Cnty., GA Facs. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018,
(Insd. by AMBAC)	1,000,000	1,113,570
Puerto Rico Pub. Bldgs. Auth. RB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	1,000,000	1,032,800

		5,617,048

RESOURCE RECOVERY 1.0%
Cobb Cnty., GA Dev. Auth. Solid Wst. & Swr. Disposal RB, Georgia Wst. Mgmt. Proj.,
FRN, Ser. A, 3.10%, 04/01/2033	2,250,000	2,222,123

SPECIAL TAX 0.5%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,046,720

TOBACCO REVENUE 2.2%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	4,785,000	4,845,865

TRANSPORTATION 1.5%
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	2,000,000	2,304,640
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026,
(Insd. by FGIC)	1,000,000	1,087,180

		3,391,820

WATER & SEWER 16.7%
Atlanta, GA Wtr. & Wstwtr. RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,073,140
Augusta, GA Wtr. & Swr. RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,455,717
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,174,990
Clayton Cnty., GA Wtr. Auth. Wtr. & Swr. RB:
5.00%, 05/01/2013	1,760,000	1,912,803
5.625%, 05/01/2020	2,000,000	2,278,180
6.25%, 05/01/2016	2,000,000	2,316,760
Cobb Cnty. & Marietta, GA Wtr. Auth. RB, 5.25%, 11/01/2021	2,135,000	2,342,373
Coweta Cnty., GA Dev. Auth. RB, Newman Wtr. Sewage & Light Commission Proj.,
5.75%, 01/01/2015, (Insd. by AMBAC)	2,000,000	2,231,720
DeKalb Cnty., GA Wtr. & Swr. RB:
5.375%, 10/01/2018	1,000,000	1,105,150
5.375%, 10/01/2019	1,000,000	1,105,150
5.375%, 10/01/2020	1,000,000	1,097,150
5.625%, 10/01/2017	5,020,000	5,621,747
Fulton Cnty., GA Wtr. & Swr. RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	1,420,000	1,464,858
Gainesville, GA Wtr. & Swr. RRB:
5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,090,820
5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,101,210
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 5.00%, 08/01/2017	2,000,000	2,182,520

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Henry Cnty., GA Wtr. & Swr. Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	$1,000,000	$1,098,530
Jackson Cnty., GA Wtr. & Swr. Auth. RB, Ser. A, 5.75%, 09/01/2017,
(Insd. by AMBAC)	1,530,000	1,736,871
Peachtree City, GA Wtr. & Swr. Auth. Swr. Sys. RB, Ser. A, 5.45%, 03/01/2017	300,000	319,953
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	750,000	792,233
5.30%, 07/01/2018	1,250,000	1,278,238

		36,780,113

Total Municipal Obligations (cost $201,638,386)		214,293,256

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,156,431)	3,156,431	3,156,431

Total Investments (cost $204,794,817) 98.8%		217,449,687
Other Assets and Liabilities 1.2%		2,577,817

Net Assets 100.0%		$220,027,504

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
COP	Certificates of Participation	PCRB	Pollution Control Revenue Bond
EDA	Economic Development Authority	RB	Revenue Bond
ETM	Escrowed to Maturity	RHA	Residential Housing Authority
FGIC	Financial Guaranty Insurance Co.	RRB	Refunding Revenue Bond
FRN	Floating Rate Note	SFHRB	Single Family Housing Revenue Bond
FSA	Financial Security Assurance, Inc.	RHA	Residential Housing Association
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority	TUFF	The University Financing Foundation, Inc.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2005:

Georgia	83.7%
South Carolina	8.1%
Virginia	2.5%
Puerto Rico	1.9%
U.S. Virgin Islands	1.4%
Texas	0.5%
Maryland	0.4%
Non-state specific	1.5%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2005:

AAA	52.8%
AA	21.0%
A	13.1%
BBB	10.6%
NR	2.5%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:

Less than 1 year	5.5%
1 to 3 year(s)	3.7%
3 to 5 years	6.1%
5 to 10 years	19.1%
10 to 20 years	51.0%
20 to 30 years	14.6%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $204,794,817)	$217,449,687
Receivable for Fund shares sold	761,614
Interest receivable	2,930,211
Prepaid expenses and other assets	25,598

Total assets	221,167,110

Liabilities
Dividends payable	556,141
Payable for Fund shares redeemed	550,046
Due to custodian bank	2,176
Advisory fee payable	2,534
Distribution Plan expenses payable	294
Due to other related parties	1,311
Accrued expenses and other liabilities	27,104

Total liabilities	1,139,606

Net assets	$220,027,504

Net assets represented by
Paid-in capital	$209,794,905
Overdistributed net investment income	(155,708)
Accumulated net realized losses on securities	(2,266,563)
Net unrealized gains on securities	12,654,870

Total net assets	$220,027,504

Net assets consists of
Class A	$26,799,375
Class B	14,709,584
Class C	2,852,666
Class I	175,665,879

Total net assets	$220,027,504

Shares outstanding
Class A	2,626,432
Class B	1,441,619
Class C	279,577
Class I	17,216,072

Net asset value per share
Class A	$10.20
Class A-Offering price (based on sales charge of 4.75%)	$10.71
Class B	$10.20
Class C	$10.20
Class I	$10.20

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2005 (unaudited)

Investment income
Interest	$5,091,150

Expenses
Advisory fee	458,211
Distribution Plan expenses
Class A	37,671
Class B	75,762
Class C	15,171
Administrative services fee	108,879
Transfer agent fees	16,304
Trustees’ fees and expenses	1,579
Printing and postage expenses	11,729
Custodian and accounting fees	31,151
Registration and filing fees	31,412
Professional fees	12,716
Other	5,151

Total expenses	805,736
Less: Expense reductions	(682)
Expense reimbursements	(1,566)

Net expenses	803,488

Net investment income	4,287,662

Net realized and unrealized gains or losses on securities
Net realized gains on securities	259,335
Net change in unrealized gains or losses on securities	(1,012,490)

Net realized and unrealized gains or losses on securities	(753,155)

Net increase in net assets resulting from operations	$3,534,507

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005		Year Ended
	(unaudited)		August 31, 2004

Operations
Net investment income		$4,287,662		$9,010,778
Net realized gains on securities		259,335		880,609
Net change in unrealized gains or
losses on securities		(1,012,490)		2,468,403

Net increase in net assets resulting
from operations		3,534,507		12,359,790

Distributions to shareholders from
Net investment income
Class A		(470,300)		(824,158)
Class B		(230,391)		(542,569)
Class C		(46,326)		(102,081)
Class I		(3,532,353)		(7,560,784)

Total distributions to shareholders		(4,279,370)		(9,029,592)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	520,029	5,337,234	974,504	9,999,525
Class B	55,879	572,490	91,410	937,444
Class C	9,804	99,920	198,741	2,046,749
Class I	1,184,529	12,126,815	4,461,353	45,587,403

		18,136,459		58,571,121

Net asset value of shares issued in
reinvestment of distributions

Class A	29,452	301,344	47,986	491,176
Class B	15,233	155,881	35,384	362,458
Class C	2,744	28,081	5,958	60,996
Class I	5,295	54,182	24,881	255,888

		539,488		1,170,518

Automatic conversion of Class B
shares to Class A shares
Class A	46,330	474,424	74,022	753,996
Class B	(46,330)	(474,424)	(74,022)	(753,996)

		0		0

Payment for shares redeemed
Class A	(219,480)	(2,250,526)	(905,771)	(9,196,820)
Class B	(140,511)	(1,440,047)	(282,262)	(2,873,642)
Class C	(57,827)	(590,957)	(163,618)	(1,671,711)
Class I	(1,558,286)	(15,967,495)	(6,018,670)	(61,849,945)

		(20,249,025)		(75,592,118)

Net decrease in net assets resulting
from capital share transactions		(1,573,078)		(15,850,479)

Total decrease in net assets		(2,317,941)		(12,520,281)
Net assets
Beginning of period		222,345,445	234,865,726

End of period	$ 220,027,504		$ 222,345,445

Overdistributed net investment
income		$(155,708)		$(164,000)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC reimbursed expenses in the amount of $43. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $1,523.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2005, EIS received $2,661 from the sale of Class A shares and $17,356 and $248 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $37,884,091 and $43,838,967, respectively, for the six months ended February 28, 2005.

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $204,794,817. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,783,146 and $128,276, respectively, with a net unrealized appreciation of $12,654,870.

As of August 31, 2004, the Fund had $2,525,898 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$504,444	$1,413,932	$284,582	$322,940

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565569 rv2 4/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565569 rv2 4/2005

Evergreen Maryland Municipal Bond Fund

Evergreen

MARYLAND MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Maryland Municipal Bond Fund, which covers the six-month period ended February 28, 2005.

As we entered the investment period, our municipal bond portfolio management teams had to prepare for an environment consisting of moderating economic growth and less stimulative monetary policy. While employment growth had disappointed many forecasts, personal consumption remained relatively strong and capital investment persisted higher. Yet energy prices were climbing, raising inflation fears. The Federal Reserve had been clear in its intentions to gradually raise interest rates, and they delivered on those promises with quarter point increases in the Federal Funds rate throughout the investment period. After more than three years of excessive policy accommodation, interest rates appeared to be heading higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Growth was good; it was just no longer great. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the

1

LETTER TO SHAREHOLDERS continued

maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly data point. Costs for commodities and energy were rising, and since inflation adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

The bond market seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter maturities, prices for many securities remained firm at the long end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October, market rates declined into the new-year. Yet in comments to congressional banking committees in mid-February, Alan Greenspan expressed his concerns about complacency within the bond market. Despite a pattern of successive increases in the federal funds rate, and missives frequently suggesting this trend would continue, the Fed Chairman stated that it was a “conundrum” that yields for longer-term maturities remained low and suggested that it was likely a short-term “aberration.” Not surprisingly, the master wordsmith achieved his objective, for within days of these comments, yields on longer dated maturities had begun their ascent. Indeed, after beginning the quarter in the 4% range, the yield on the 10-year Treasury rose by approximately 50 basis points. The damage to municipals was not as severe, though, since they were not as overbought at the long end as Treasuries, which were frequently the target of foreign central banks.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve at times presented opportunities to increase yield without dramatically lengthening maturities, or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and

2

LETTER TO SHAREHOLDERS continued

liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We continue to encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Keith D. Lowe, CFA
Tax Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

6-month return with sales charge	-3.06%	-3.59%	0.41%	N/A

6-month return w/o sales charge	1.76%	1.41%	1.41%	1.91%

Average annual return*

1-year with sales charge	-2.71%	-3.50%	0.44%	N/A

1-year w/o sales charge	2.14%	1.43%	1.43%	2.44%

5-year	4.77%	4.69%	5.02%	6.08%

10-year	4.32%	4.34%	4.45%	5.10%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,017.59	$ 5.05
Class B	$ 1,000.00	$ 1,014.07	$ 8.59
Class C	$ 1,000.00	$ 1,014.07	$ 8.59
Class I	$ 1,000.00	$ 1,019.10	$ 3.60
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.79	$ 5.06
Class B	$ 1,000.00	$ 1,016.27	$ 8.60
Class C	$ 1,000.00	$ 1,016.27	$ 8.60
Class I	$ 1,000.00	$ 1,021.22	$ 3.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.72% for Class B, 1.72% for Class C and 0.72% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57	$ 10.58

Income from investment operations
Net investment income	0.21	0.41	0.46	0.46	0.48	0.49
Net realized and unrealized gains or losses on securities	(0.02)	0.14	(0.20)	0.13	0.44	(0.01)

Total from investment operations	0.19	0.55	0.26	0.59	0.92	0.48

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.46)	(0.46)	(0.49)	(0.49)

Net asset value, end of period	$ 11.06	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57

Total return[1]	1.76%	5.11%	2.30%	5.56%	8.91%	4.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,431	$21,719	$22,806	$23,224	$22,771	$21,419
Ratios to average net assets
Expenses[2]	1.01%[3]	1.05%	0.95%	0.94%	0.83%	0.81%
Net investment income	3.74%[3]	3.72%	4.09%	4.24%	4.49%	4.73%
Portfolio turnover rate	5%	35%	24%	20%	6%	45%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57	$ 10.58

Income from investment operations
Net investment income	0.17	0.33	0.38	0.38	0.40	0.41

Net realized and unrealized gains or losses on securities	(0.02)	0.14	(0.21)	0.13	0.44	(0.01)

Total from investment operations	0.15	0.47	0.17	0.51	0.84	0.40

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.37)	(0.38)	(0.41)	(0.41)

Net asset value, end of period	$11.06	$11.07	$ 10.93	$11.13	$11.00	$10.57

Total return[1]	1.41%	4.38%	1.55%	4.77%	8.10%	3.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,258	$9,653	$11,028	$9,161	$5,566	$3,489
Ratios to average net assets
Expenses[2]	1.72%[3]	1.76%	1.68%	1.69%	1.59%	1.56%
Net investment income	3.02%[3]	3.02%	3.35%	3.48%	3.70%	3.98%
Portfolio turnover rate	5%	35%	24%	20%	6%	45%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57	$ 10.58

Income from investment operations
Net investment income	0.17	0.33	0.37	0.38	0.41	0.41
Net realized and unrealized gains or losses on securities	(0.02)	0.14	(0.20)	0.13	0.43	(0.01)

Total from investment operations	0.15	0.47	0.17	0.51	0.84	0.40

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.37)	(0.38)	(0.41)	(0.41)

Net asset value, end of period	$ 11.06	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57

Total return[1]	1.41%	4.38%	1.55%	4.77%	8.10%	3.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,580	$3,637	$4,109	$3,132	$1,309	$ 56
Ratios to average net assets
Expenses[2]	1.72%[3]	1.76%	1.68%	1.69%	1.60%	1.56%
Net investment income	3.02%[3]	3.02%	3.34%	3.47%	3.42%	4.00%
Portfolio turnover rate	5%	35%	24%	20%	6%	45%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57	$ 10.58

Income from investment operations
Net investment income	0.22	0.44	0.49	0.49	0.51	0.52
Net realized and unrealized gains or losses on securities	(0.01)	0.14	(0.20)	0.13	0.44	(0.01)

Total from investment operations	0.21	0.58	0.29	0.62	0.95	0.51

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.49)	(0.49)	(0.52)	(0.52)

Net asset value, end of period	$ 11.06	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57

Total return	1.91%	5.43%	2.57%	5.82%	9.18%	5.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$44,404	$42,744	$37,036	$33,007	$23,720	$18,565
Ratios to average net assets
Expenses[2]	0.72%[3]	0.76%	0.68%	0.69%	0.59%	0.56%
Net investment income	4.02%[3]	4.00%	4.36%	4.47%	4.74%	4.99%
Portfolio turnover rate	5%	35%	24%	20%	6%	45%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.5%
COMMUNITY DEVELOPMENT DISTRICT 7.0%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$ 459,000	$471,026
6.625%, 07/01/2025	1,000,000	1,037,370
Maryland Cmnty. Dev. Administration RB, FRN,1.88%, 09/01/2035	4,000,000	4,000,000

		5,508,396

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	465,000	457,067
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty.,
Ser. A, 6.00%, 01/01/2015	350,000	367,066

		824,133

EDUCATION 10.6%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,279,827
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,275,074
6.00%, 06/01/2021	1,000,000	1,082,350
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	500,000	553,985
5.625%, 07/01/2020	680,000	743,328
5.625%, 07/01/2022	280,000	302,397
Goucher College, 5.375%, 07/01/2025	1,450,000	1,535,594
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	560,067
University of Maryland Sys. Auxilliary Facs. & Tuition RB, Ser. A, 5.40%,
04/01/2009	1,000,000	1,023,000

		8,355,622

ELECTRIC REVENUE 1.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,110,690

GENERAL OBLIGATION - LOCAL 6.5%
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	544,250
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A:
5.00%, 08/15/2018	250,000	275,997
5.00%, 08/15/2019	1,000,000	1,103,990
5.25%, 08/15/2011	295,000	299,121
Montgomery Cnty., MD GO, Ser. A, 5.375%, 01/01/2007	1,500,000	1,575,435
Prince George’s Cnty., MD GO:
5.125%, 10/01/2012	65,000	71,337
5.25%, 10/01/2019	1,150,000	1,271,808

		5,141,938

GENERAL OBLIGATION - STATE 1.3%
Maryland GO, State & Local Facs. Loan, 5.70%, 03/15/2010	1,000,000	1,021,720

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 23.7%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	$ 915,000	$1,008,046
6.00%, 07/01/2017	830,000	908,676
6.00%, 07/01/2020	1,485,000	1,609,814
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,338,600
Civista Med. Ctr., 5.00%, 07/01/2037	500,000	509,310
Doctor’s Cmnty. Hosp., Inc., 5.75%, 07/01/2013	1,005,000	1,009,462
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,066,840
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	343,794
5.50%, 07/01/2022	350,000	371,879
5.75%, 07/01/2020	500,000	542,250
Univ. Hlth. Sys., FRN,1.82%, 07/01/2023	2,000,000	2,000,000
Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	1,000,000	1,073,930
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,417,520
6.625%, 07/01/2020	1,000,000	1,120,350
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, 5.25%, 07/01/2013	1,000,000	1,101,740
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%,
07/01/2020	925,000	1,004,069
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%,
01/15/2022	2,000,000	2,225,720

		18,652,000

HOUSING 19.3%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,020,650
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	495,000	519,552
Ser. B, 5.125%, 05/15/2017	460,000	490,788
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. 1, 5.30%, 04/01/2010	1,105,000	1,130,150
Ser. A:
5.50%, 07/01/2022	1,000,000	1,058,030
5.875%, 07/01/2021	500,000	526,025
Ser. F, 5.90%, 09/01/2019	1,000,000	1,039,110
Ser. H, 5.70%, 09/01/2022	1,750,000	1,782,252
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, 5.00%, 08/01/2008	100,000	101,532
Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB, Ser. 5, 5.40%, 04/01/2008	1,470,000	1,536,694
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	950,000	1,002,003
Cmnty. Hsg., Ser. A, 6.00%, 07/01/2014	250,000	255,325
Ser. A:
5.10%, 11/01/2015	250,000	265,997
5.35%, 07/01/2021	500,000	524,880
6.00%, 07/01/2020	180,000	192,593

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	$ 420,000	$445,427
Prince George’s Cnty, MD Hsg. Auth. RB, Ser. A, 7.00%, 04/15/2019	3,200,000	3,274,720

		15,165,728

INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,026,690
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj.,
Ser. A, 7.50%, 09/01/2015	1,230,000	1,370,749
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,787,952
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,053,020

		5,238,411

LEASE 5.7%
Howard Cnty., MD COP, Agricultural Land Presevation No. 90-23, Ser. A, 8.00%,
08/15/2020	311,000	442,329
Maryland Econ. Dev. Corp. Lease RB, Montgomery Cnty., Wayne Ave. Proj.,
5.25%, 09/15/2014	1,000,000	1,110,020
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%,
12/15/2011, (Insd. by AMBAC)	1,800,000	1,841,796
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,091,650

		4,485,795

MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,186,520

PRE-REFUNDED 1.7%
Prince George’s Cnty., MD GO, 5.125%, 10/01/2012	1,175,000	1,302,958

SOLID WASTE 1.4%
Northeast, MD Wst. Disp. Auth. RB, Montgomery Cnty., MD Resource Recovery
Proj. A, 6.00%, 07/01/2007	50,000	52,727
Northeast, MD Wst. Disp. Auth. RRB, 5.50%, 04/01/2016	1,000,000	1,092,660

		1,145,387

TRANSPORTATION 3.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%,
07/01/2019, (Insd. by FGIC)	1,000,000	1,102,780
District of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010,
(Insd. by FGIC)	300,000	342,669
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	886,822

		2,332,271

WATER & SEWER 3.7%
Baltimore, MD Wtr. Proj. RRB, Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,729,980
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,161,360

		2,891,340

Total Municipal Obligations (cost $71,040,484)		74,362,909

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,528,231)	3,528,231	$3,528,231

Total Investments (cost $74,568,715) 99.0%		77,891,140
Other Assets and Liabilities 1.0%		781,395

Net Assets 100.0%		$78,672,535

VRDN   Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
            Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2005.

ø          Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2005:

Maryland	86.1%
Pennsylvania	2.9%
Puerto Rico	2.8%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.4%
Non-state specific	4.5%

100.0%

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2005:

AAA	35.6%
AA	20.7%
A	29.2%
BBB	10.2%
NR	4.3%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:

Less than 1 year	14.9%
1 to 3 year(s)	4.6%
3 to 5 years	5.0%
5 to 10 years	24.0%
10 to 20 years	47.6%
20 to 30 years	3.3%
Greater than 30 years	0.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $74,568,715)	$77,891,140
Receivable for Fund shares sold	381
Interest receivable	979,747
Prepaid expenses and other assets	18,179

Total assets	78,889,447

Liabilities
Dividends payable	168,552
Payable for Fund shares redeemed	27,192
Due to custodian bank	2,503
Advisory fee payable	904
Distribution Plan expenses payable	199
Due to other related parties	628
Accrued expenses and other liabilities	16,934

Total liabilities	216,912

Net assets	$78,672,535

Net assets represented by
Paid-in capital	$76,786,109
Overdistributed net investment income	(32,001)
Accumulated net realized losses on securities	(1,403,998)
Net unrealized gains on securities	3,322,425

Total net assets	$78,672,535

Net assets consists of
Class A	$21,431,252
Class B	9,257,527
Class C	3,580,203
Class I	44,403,553

Total net assets	$78,672,535

Shares outstanding
Class A	1,937,494
Class B	836,961
Class C	323,675
Class I	4,014,456

Net asset value per share
Class A	$11.06
Class A — Offering price (based on sales charge of 4.75%)	$11.61
Class B	$11.06
Class C	$11.06
Class I	$11.06

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2005 (unaudited)

Investment income
Interest	$1,829,268

Expenses
Advisory fee	161,870
Distribution Plan expenses
Class A	31,780
Class B	46,600
Class C	17,886
Administrative services fee	38,462
Transfer agent fees	17,668
Trustees’ fees and expenses	631
Printing and postage expenses	10,978
Custodian and accounting fees	11,295
Registration and filing fees	24,728
Professional fees	11,165
Other	1,842

Total expenses	374,905
Less: Expense reductions	(240)
Expense reimbursements	(1,277)

Net expenses	373,388

Net investment income	1,455,880

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(5,311)
Net change in unrealized gains or losses on securities	(87,938)

Net realized and unrealized gains or losses on securities	(93,249)

Net increase in net assets resulting from operations	$1,362,631

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005		Year Ended
	(unaudited)		August 31, 2004

Operations
Net investment income		$ 1,455,880		$ 2,873,848
Net realized gains or losses on securities		(5,311)		100,227
Net change in unrealized gains or losses
on securities		(87,938)		878,666

Net increase in net assets resulting from
operations		1,362,631		3,852,741

Distributions to shareholders from
Net investment income
Class A		(391,720)		(815,672)
Class B		(139,808)		(313,054)
Class C		(53,675)		(124,032)
Class I		(860,933)		(1,628,307)

Total distributions to shareholders		(1,446,136)		(2,881,065)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	60,842	671,917	190,799	2,096,784
Class B	10,416	115,370	73,376	811,388
Class C	22,346	248,336	91,207	1,008,426
Class I	277,744	3,080,286	845,998	9,348,817

		4,115,909		13,265,415

Net asset value of shares issued in
reinvestment of distributions
Class A	22,067	244,318	47,999	530,447
Class B	8,415	93,163	19,010	210,089
Class C	1,979	21,910	5,641	62,410
Class I	1,729	19,145	4,911	54,269

		378,536		857,215

Automatic conversion of Class B shares to
Class A shares
Class A	36	403	19,276	211,745
Class B	(36)	(403)	(19,276)	(211,745)

		0		0

Payment for shares redeemed
Class A	(106,979)	(1,184,607)	(383,115)	(4,214,851)
Class B	(53,600)	(594,197)	(210,252)	(2,321,703)
Class C	(29,093)	(322,292)	(144,310)	(1,618,288)
Class I	(125,376)	(1,390,382)	(378,955)	(4,165,139)

		(3,491,478)		(12,319,981)

Net increase in net assets resulting from
capital share transactions		1,002,967		1,802,649

Total increase in net assets		919,462		2,774,325
Net assets
Beginning of period		77,753,073		74,978,748

End of period		$ 78,672,535		$ 77,753,073

Overdistributed net investment income		$ (32,001)		$ (41,745)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC reimbursed expenses in the amount of $15. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $1,262.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2005, EIS received $1,242 from the sale of Class A shares and $6,619 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $3,518,145 and $4,800,115, respectively, for the six months ended February 28, 2005.

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $74,568,715. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,360,366 and $37,941, respectively, with a net unrealized appreciation of $3,322,425.

As of August 31, 2004, the Fund had $1,398,687 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$215,659	$804,652	$141,047	$14,131	$223,198

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

565570 rv2 4/2005

Evergreen North Carolina Municipal Bond Fund

Evergreen

NORTH CAROLINA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen North Carolina Municipal Bond Fund, which covers the six-month period ended February 28, 2005.

As we entered the investment period, our municipal bond portfolio management teams had to prepare for an environment consisting of moderating economic growth and less stimulative monetary policy. While employment growth had disappointed many forecasts, personal consumption remained relatively strong and capital investment persisted higher. Yet energy prices were climbing, raising inflation fears. The Federal Reserve had been clear in its intentions to gradually raise interest rates, and they delivered on those promises with quarter point increases in the Federal Funds rate throughout the investment period. After more than three years of excessive policy accommodation, interest rates appeared to be heading higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Growth was good; it was just no longer great. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the

1

LETTER TO SHAREHOLDERS continued

maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly data point. Costs for commodities and energy were rising, and since inflation adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

The bond market seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter maturities, prices for many securities remained firm at the long end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October, market rates declined into the new-year. Yet in comments to congressional banking committees in mid-February, Alan Greenspan expressed his concerns about complacency within the bond market. Despite a pattern of successive increases in the federal funds rate, and missives frequently suggesting this trend would continue, the Fed Chairman stated that it was a “conundrum” that yields for longer-term maturities remained low and suggested that it was likely a short-term “aberration.” Not surprisingly, the master wordsmith achieved his objective, for within days of these comments, yields on longer dated maturities had begun their ascent. Indeed, after beginning the quarter in the 4% range, the yield on the 10-year Treasury rose by approximately 50 basis points. The damage to municipals was not as severe, though, since they were not as overbought at the long end as Treasuries, which were frequently the target of foreign central banks.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve at times presented opportunities to increase yield without dramatically lengthening maturities, or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and

2

LETTER TO SHAREHOLDERS continued

liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We continue to encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Richard K. Marrone

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 12/31/2004. The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX

6-month return with sales charge	-3.44%	-3.98%	0.00%	N/A

6-month return w/o sales charge	1.35%	1.00%	1.00%	1.50%

Average annual return*

1-year with sales charge	-3.39%	-4.18%	-0.27%	N/A

1-year w/o sales charge	1.42%	0.71%	0.71%	1.72%

5-year	4.84%	4.77%	5.43%	6.15%

10-year	4.96%	4.70%	5.26%	5.75%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,013.51	$4.29
Class B	$ 1,000.00	$ 1,010.00	$7.87
Class C	$ 1,000.00	$ 1,010.00	$7.87
Class I	$ 1,000.00	$ 1,015.02	$2.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.53	$4.31
Class B	$ 1,000.00	$ 1,016.96	$7.90
Class C	$ 1,000.00	$ 1,016.96	$7.90
Class I	$ 1,000.00	$ 1,021.92	$2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.58% for Class B, 1.58% for Class C and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.47	$ 10.26	$ 10.43	$10.36	$ 10.00	$ 10.19

Income from investment operations
Net investment income	0.19	0.39	0.42	0.49	0.50	0.50
Net realized and unrealized gains or losses on securities	(0.05)	0.21	(0.17)	0.07	0.36	(0.13)

Total from investment operations	0.14	0.60	0.25	0.56	0.86	0.37

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.42)	(0.49)	(0.50)	(0.50)
Net realized gains	0	0	0	0	0	(0.06)

Total distributions to shareholders	(0.19)	(0.39)	(0.42)	(0.49)	(0.50)	(0.56)

Net asset value, end of period	$10.42	$ 10.47	$ 10.26	$10.43	$ 10.36	$ 10.00

Total return[1]	1.35%	5.94%	2.36%	5.56%	8.85%	3.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,640	$72,037	$82,895	$72,700	$35,930	$22,859
Ratios to average net assets
Expenses[2]	0.86%[3]	0.88%	0.75%	0.65%	0.60%	0.56%
Net investment income	3.70%[3]	3.76%	4.01%	4.65%	4.96%	5.05%
Portfolio turnover rate	20%	15%	49%	20%	10%	25%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.47	$ 10.26	$ 10.43	$10.36	$ 10.00	$ 10.19

Income from investment operations
Net investment income	0.15	0.32	0.34	0.40	0.42	0.42
Net realized and unrealized gains or losses on securities	(0.05)	0.21	(0.17)	0.08	0.36	(0.12)

Total from investment operations	0.10	0.53	0.17	0.48	0.78	0.30

Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.34)	(0.41)	(0.42)	(0.43)
Net realized gains	0	0	0	0	0	(0.06)

Total distributions to shareholders	(0.15)	(0.32)	(0.34)	(0.41)	(0.42)	(0.49)

Net asset value, end of period	$10.42	$ 10.47	$ 10.26	$10.43	$ 10.36	$ 10.00

Total return[1]	1.00%	5.21%	1.60%	4.77%	8.05%	3.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,884	$14,254	$16,965	$18,372	$24,542	$35,847
Ratios to average net assets
Expenses[2]	1.58%[3]	1.58%	1.49%	1.40%	1.34%	1.31%
Net investment income	2.98%[3]	3.06%	3.26%	3.96%	4.21%	4.29%
Portfolio turnover rate	20%	15%	49%	20%	10%	25%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS C	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$10.47	$10.26	$10.43	$10.09

Income from investment operations
Net investment income	0.15	0.32	0.34[2]	0.17
Net realized and unrealized gains or losses on securities	(0.05)	0.21	(0.17)	0.34

Total from investment operations	0.10	0.53	0.17	0.51

Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.34)	(0.17)

Net asset value, end of period	$10.42	$10.47	$10.26	$10.43

Total return[3]	1.00%	5.21%	1.60%	5.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,930	$4,869	$3,835	$ 875
Ratios to average net assets
Expenses[4]	1.58%[5]	1.58%	1.49%	1.40%[5]
Net investment income	2.98%[5]	3.05%	3.20%	3.14%[5]
Portfolio turnover rate	20%	15%	49%	20%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.47	$ 10.26	$ 10.43	$10.36	$ 10.00	$ 10.19

Income from investment operations
Net investment income	0.21	0.42	0.44	0.51	0.52	0.52
Net realized and unrealized gains or losses on securities	(0.05)	0.21	(0.17)	0.07	0.36	(0.12)

Total from investment operations	0.16	0.63	0.27	0.58	0.88	0.40

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.44)	(0.51)	(0.52)	(0.53)
Net realized gains	0	0	0	0	0	(0.06)

Total distributions to shareholders	(0.21)	(0.42)	(0.44)	(0.51)	(0.52)	(0.59)

Net asset value, end of period	$10.42	$ 10.47	$ 10.26	$10.43	$ 10.36	$ 10.00

Total return	1.50%	6.26%	2.62%	5.82%	9.12%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$566,809	$566,314	$571,136	$599,628	$202,991	$217,202
Ratios to average net assets
Expenses[2]	0.58%[3]	0.58%	0.49%	0.39%	0.35%	0.31%
Net investment income	3.99%[3]	4.06%	4.26%	4.82%	5.21%	5.29%
Portfolio turnover rate	20%	15%	49%	20%	10%	25%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 91.3%
AIRPORT 1.3%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$3,039,674
Piedmont, NC Triad Arpt. Auth. RB, Ser. A, 5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,143,209
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A:
5.25%, 11/01/2014, (Insd. by FGIC)	1,000,000	1,097,310
5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,256,410

		8,536,603

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Nash Cnty., NC COP, Nash Cnty. Pub. Facs. Proj., 5.25%, 06/01/2017	1,900,000	2,091,406

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	2,000,000	1,987,300
Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Gtd. by Radian Asset Assurance, Inc.)	1,005,000	1,065,793
5.25%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,110,000	1,191,629
5.25%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	1,165,000	1,247,214
5.50%, 10/01/2020, (Gtd. by Radian Asset Assurance, Inc.)	1,295,000	1,409,478
North Carolina Med. Care Commission Retirement Facs, RB:
Cypress Glen Proj:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,743,070
Ser. C, 3.80%, 10/01/2007	2,400,000	2,400,480
Ser. C, 4.65%, 10/01/2034	2,000,000	2,016,500
First Mtge. United Methodist:
5.25%, 10/01/2025	800,000	799,456
5.50%, 10/01/2035	1,100,000	1,095,259
Givens Estates, Proj., Ser. A, 6.375%, 07/01/2023	3,000,000	3,167,070

		19,123,249

EDUCATION 6.3%
Catawba Cnty., NC COP, Cmnty. College Proj.:
5.25%, 06/01/2023, (Insd. by MBIA)	1,800,000	1,953,684
5.25%, 06/01/2024, (Insd. by MBIA)	1,800,000	1,946,484
Davidson Cnty., NC COP, 5.25%, 06/01/2021	1,315,000	1,433,613
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	8,700,000	9,889,203
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015,
(Insd. by AMBAC)	1,630,000	1,757,759
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg.,
Ser. A, 5.25%, 06/01/2017, (Insd. by AMBAC)	1,005,000	1,094,023
North Carolina Student Edl. Assistance Auth. RB, Ser. A:
6.05%, 07/01/2010	1,000,000	1,026,870
6.30%, 07/01/2015	2,000,000	2,051,840
Ser. C, 6.35%, 07/01/2016	2,375,000	2,478,859
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	3,790,000	4,192,801
5.375%, 12/01/2016	3,995,000	4,417,232

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	$1,300,000	$1,395,667
5.75%, 10/01/2013, (Insd. by AMBAC)	1,255,000	1,426,747
5.75%, 10/01/2014, (Insd. by AMBAC)	1,330,000	1,512,010
5.75%, 10/01/2015, (Insd. by AMBAC)	1,125,000	1,273,399
Ser. A:
5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,282,962
5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,217,810
5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,281,992

		41,632,955

ELECTRIC REVENUE 9.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,543,450
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,361,000
6.50%, 01/01/2018	3,750,000	4,499,663
7.50%, 01/01/2010, (Gtd. by Radian Asset Assurance, Inc. & Insd. by FSA)	1,845,000	2,191,288
Ser. B:
6.00%, 01/01/2022	5,415,000	6,310,424
7.00%, 01/01/2008	1,000,000	1,105,250
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,428,126
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RRB:
Ser. A, 5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,404,524
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	4,162,620
North Carolina Muni. Pwr. Agcy. RB, Catawba Nuclear Pwr. Proj.:
0.00%, 01/01/2009, (Insd. by MBIA) (n)	8,825,000	7,817,626
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,396,250
Ser. B, 6.375%, 01/01/2013	5,000,000	5,584,700

		64,804,921

GENERAL OBLIGATION - LOCAL 19.4%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,485,192
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,076,072
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,647,510
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	1,300,000	1,369,368
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,374,635
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,474,704
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,471,630
5.50%, 08/01/2017	10,390,000	11,616,955
5.50%, 08/01/2018	5,800,000	6,471,640

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Charlotte, NC GO:
5.25%, 02/01/2020	$7,655,000	$8,215,805
5.25%, 02/01/2021	6,790,000	7,287,435
5.40%, 06/01/2012	3,000,000	3,084,090
5.50%, 06/01/2014	1,000,000	1,127,220
5.50%, 06/01/2015	1,600,000	1,801,648
5.60%, 06/01/2025	4,490,000	5,011,558
Durham, NC COP:
5.00%, 05/01/2005	2,130,000	2,140,330
5.00%, 05/01/2007	1,000,000	1,047,580
5.00%, 04/01/2011	1,640,000	1,784,172
5.00%, 05/01/2014	1,500,000	1,614,915
5.25%, 04/01/2013	1,270,000	1,400,734
5.25%, 04/01/2015	1,020,000	1,115,798
Eden Cnty., NC GO:
5.75%, 06/01/2005, (Insd. by FSA)	835,000	842,465
5.75%, 06/01/2006, (Insd. by FSA)	825,000	857,241
5.75%, 06/01/2007, (Insd. by FSA)	815,000	866,353
Gaston Cnty., NC GO:
5.20%, 03/01/2016, (Insd. by AMBAC)	2,115,000	2,214,743
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,205,260
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,203,060
Greensboro, NC Enterprise Sys. GO, Ser. A:
5.00%, 06/01/2016	1,065,000	1,146,047
5.30%, 06/01/2015	1,000,000	1,026,280
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,069,269
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,797,984
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	1,000,000	1,087,010
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,192,930
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,829,225
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,875,878
Mecklenburg Cnty., NC GO, Ser. B, 4.80%, 03/01/2009	4,405,000	4,574,240
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	1,600,000	1,721,984
4.90%, 06/01/2015, (Insd. by MBIA)	1,175,000	1,259,753
New Hanover Cnty., NC COP:
New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	1,195,000	1,272,950
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,338,250
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,413,507
5.25%, 12/01/2017, (Insd. by AMBAC)	2,000,000	2,195,260
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,795,062
Pub. Impt., 5.75%, 11/01/2013, (Insd. by AMBAC)	3,000,000	3,440,490
Orange Cnty., NC GO:
5.25%, 02/01/2013	1,000,000	1,113,810
5.30%, 04/01/2015	1,115,000	1,235,320

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Wake Cnty., NC GO:
4.60%, 03/01/2012	$ 5,460,000	$5,685,607
Ser. B, 5.25%, 02/01/2017	1,000,000	1,102,610
Winston-Salem, NC COP:
Ser. A:
5.00%, 06/01/2013	1,050,000	1,142,337
5.00%, 06/01/2015	1,250,000	1,349,888
Ser. C, 5.25%, 06/01/2015	1,980,000	2,163,823

		127,637,627

GENERAL OBLIGATION - STATE 10.1%
Commonwealth of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,871,242
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,717,825
North Carolina GO:
Hwy. Impt., 5.00%, 05/01/2014	12,355,000	13,594,701
Pub. Impt., Ser. A, 5.25%, 03/01/2015	10,000,000	11,205,100
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,236,200
Ser. A:
4.75%, 04/01/2014	11,035,000	11,732,081
5.00%, 03/01/2018	15,405,000	16,718,276
5.10%, 03/01/2008	1,000,000	1,053,900

		66,129,325

HOSPITAL 11.6%
Charlotte-Mecklenberg Hosp. Auth., NC RB, Ser. A, 5.60%, 01/15/2009	1,000,000	1,045,130
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,410,765
5.25%, 10/01/2011	900,000	964,413
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,469,750
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,101,414
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	150,000	156,208
5.50%, 09/01/2011	400,000	425,200
5.60%, 09/01/2012	550,000	587,824
5.80%, 09/01/2014	875,000	935,716
5.90%, 09/01/2015	825,000	885,423
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Ctr.,
5.75%, 07/01/2021	5,000,000	5,369,650
North Carolina Med. Care Commission Hlth. Sys. RB, Mission St. Joseph’s Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,138,968
5.25%, 10/01/2014	1,575,000	1,710,655
5.25%, 10/01/2015	2,210,000	2,390,292
North Carolina Med. Care Commission Hosp. RB:
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	2,000,000	2,187,740
Gaston Hlth. Care, 5.375%, 02/15/2011	2,630,000	2,777,280

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission Hosp. RB:
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	$2,000,000	$2,086,960
5.50%, 02/15/2015	1,000,000	1,044,420
5.50%, 02/15/2019	1,000,000	1,038,800
Grace Hosp., Inc.:
5.25%, 10/01/2013	3,825,000	3,949,733
6.50%, 10/01/2005	1,110,000	1,136,218
6.50%, 10/01/2006	1,180,000	1,245,761
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Gtd. by Radian Asset Assurance, Inc.)	1,355,000	1,493,210
5.50%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,590,000	1,741,320
5.50%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	685,000	748,643
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,421,287
Rowan Regl. Med. Proj.:
5.25%, 03/01/2016, (Insd. by FHA)	1,270,000	1,402,994
5.25%, 09/01/2016, (Insd. by FHA)	1,100,000	1,215,192
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,254,627
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,513,256
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,552,580
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,590,984
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,573,286
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,298,650
Transylvania Community Hosp., Inc.:
5.00%, 10/01/2005	175,000	176,299
5.05%, 10/01/2006	185,000	188,088
5.15%, 10/01/2007	190,000	194,874
5.50%, 10/01/2012	1,130,000	1,153,097
5.75%, 10/01/2019	1,090,000	1,101,739
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,609,195
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.25%, 12/01/2021	1,250,000	1,310,725
5.30%, 12/01/2009	3,000,000	3,158,880

		71,757,246

HOUSING 4.2%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	670,000	694,341
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,235,000	1,237,050
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,195,408
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	965,000	965,154
Ser. 8-A:
5.95%, 01/01/2027	1,555,000	1,615,256
6.00%, 07/01/2011	845,000	884,571
6.10%, 07/01/2013	980,000	1,024,492

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Carolina HFA RB:
Ser. 9-A:
5.60%, 07/01/2016	$ 3,080,000	$3,244,903
5.80%, 01/01/2020	4,980,000	5,237,715
5.875%, 07/01/2031	5,695,000	5,901,558
Ser. 14-A, 4.70%, 07/01/2013	1,555,000	1,619,424
North Carolina Hsg. Fin. & Dev. Auth. SFHRB:
Ser. EE, 5.90%, 09/01/2013	565,000	585,125
Ser. JJ, 6.15%, 03/01/2011	1,735,000	1,792,637
Ser. W, 6.20%, 09/01/2009	140,000	140,608
Raleigh, NC Hsg. Auth. MHRB, Ser. C, 7.00%, 11/01/2030 • (h) +	3,545,000	354,500

		27,492,742

INDUSTRIAL DEVELOPMENT REVENUE 5.8%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.10%, 07/01/2014	2,030,000	2,120,355
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Intl. Paper Co.
Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,117,480
6.15%, 04/01/2021	1,750,000	1,819,895
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%,
04/01/2014	2,500,000	2,771,900
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,563,075
6.25%, 09/01/2025	2,750,000	2,825,515
Ser. A, 5.75%, 12/01/2025	2,150,000	2,175,198
Martin Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Weyerhaeuser Co. Proj.,
6.80%, 05/01/2024	11,475,000	11,761,531
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%,
02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,065,920
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Pwr. & Light Co. Proj., 5.375%,
02/01/2017	8,130,000	8,724,059

		37,944,928

LEASE 6.2%
Buncombe Cnty., NC COP:
5.25%, 10/01/2018, (Insd. by AMBAC)	840,000	915,676
5.25%, 10/01/2020, (Insd. by AMBAC)	790,000	857,584
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,239,145
5.25%, 02/01/2017	2,040,000	2,233,229
5.25%, 02/01/2018	2,040,000	2,230,556
Charlotte, NC COP, Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	2,500,000	2,697,600
Durham, NC COP, New Durham Corp.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,260,073
Ser. B, 5.25%, 12/01/2011	1,485,000	1,645,588
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. A, 5.25%,
08/01/2029	9,340,000	10,313,041

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Puerto Rico Pub. Fin. Corp., Ser A, 5.25%, 08/01/2030	$12,535,000	$13,840,896
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	2,250,000	2,374,403

		40,607,791

MISCELLANEOUS REVENUE 1.5%
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. &
Mental Hlth., 5.625%, 06/01/2020	2,030,000	2,221,754
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,214,702
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,501,750

		9,938,206

PRE-REFUNDED 3.2%
North Carolina Muni. Pwr. Agcy. RB, Catawba Nuclear Pwr. Proj., 5.50%,
01/01/2013	10,500,000	11,840,535
Puerto Rico Cmnwlth. Pub. Impt. RB, 5.75%, 07/01/2026	8,000,000	8,994,000

		20,834,535

PUBLIC FACILITIES 2.2%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	4,093,136
Ser. D:
5.50%, 06/01/2020	1,090,000	1,199,033
5.50%, 06/01/2025	3,000,000	3,269,940
Forsyth Cnty., NC COP, Pub. Facs. & Equip. Proj., 5.125%, 10/01/2017	2,000,000	2,143,500
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,173,211
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,626,291
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,078,600

		14,583,711

RESOURCE RECOVERY 0.8%
Pennsylvania EDFA RB, Colver Proj., Ser. D, 7.15%, 12/01/2018	5,000,000	5,120,200

SPECIAL TAX 0.8%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,276,950

TRANSPORTATION 1.0%
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. A, 5.00%, 07/01/2035,
(Insd. by AMBAC)	5,000	5,436
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,373,991

		6,379,427

UTILITY 1.7%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,541,321
Greensboro, NC Enterprise Sys. RB, Ser. A:
5.375%, 06/01/2019	6,650,000	6,824,629
6.50%, 06/01/2006	1,465,000	1,510,108

		10,876,058

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.8%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	$ 1,410,000	$1,580,046
Charlotte, NC Storm Wtr. RRB, 5.25%, 06/01/2016	1,525,000	1,678,888
Charlotte, NC Wtr. & Swr. Sys. RB:
5.00%, 06/01/2008	1,340,000	1,431,133
5.125%, 06/01/2013	2,000,000	2,190,200
Texas Wtr. Dev. Board RB, Ser. A, 5.75%, 07/15/2016	3,275,000	3,402,103
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,609,945
Winston-Salem, NC Wtr. & Swr. Sys. RB:
4.80%, 06/01/2013	2,745,000	2,946,922
4.875%, 06/01/2014	3,350,000	3,604,198

		18,443,435

Total Municipal Obligations (cost $571,689,690)		599,211,315

	Shares	Value

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $47,802,587)	47,802,587	47,802,587

Total Investments (cost $619,492,277) 98.6%		647,013,902
Other Assets and Liabilities 1.4%		9,248,899

Net Assets 100.0%		$656,262,801

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDFA	Economic Development Finance Authority	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	PCRRB	Pollution Control Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2005:
North Carolina	78.3%
Puerto Rico	7.4%
South Carolina	2.0%
Pennsylvania	1.0%
U.S. Virgin Islands	1.0%
Florida	0.8%
Maryland	0.8%
Oregon	0.5%
Texas	0.5%
California	0.4%
Non-state specific	7.3%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2005:
AAA	58.2%
AA	22.2%
A	6.9%
BBB	9.4%
NR	3.3%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:
Less than 1 year	8.3%
1 to 3 year(s)	2.3%
3 to 5 years	5.2%
5 to 10 years	30.9%
10 to 20 years	47.2%
20 to 30 years	5.0%
Greater than 30 years	1.1%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $619,492,277)	$647,013,902
Receivable for securities sold	2,921,732
Receivable for Fund shares sold	418,990
Interest receivable	7,994,852
Prepaid expenses and other assets	12,480

Total assets	658,361,956

Liabilities
Dividends payable	1,746,705
Payable for Fund shares redeemed	283,705
Due to custodian bank	4,440
Advisory fee payable	7,561
Due to other related parties	2,617
Accrued expenses and other liabilities	54,127

Total liabilities	2,099,155

Net assets	$656,262,801

Net assets represented by
Paid-in capital	$630,838,044
Undistributed net investment income	207,251
Accumulated net realized losses on securities	(2,304,119)
Net unrealized gains on securities	27,521,625

Total net assets	$656,262,801

Net assets consists of
Class A	$71,639,749
Class B	12,884,027
Class C	4,929,797
Class I	566,809,228

Total net assets	$656,262,801

Shares outstanding
Class A	6,874,685
Class B	1,236,400
Class C	473,083
Class I	54,394,023

Net asset value per share
Class A	$10.42
Class A — Offering price (based on sales charge of 4.75%)	$10.94
Class B	$10.42
Class C	$10.42
Class I	$10.42

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2005 (unaudited)

Investment income
Interest	$14,844,193

Expenses
Advisory fee	1,366,883
Distribution Plan expenses
Class A	106,579
Class B	67,502
Class C	24,788
Administrative services fee	324,791
Transfer agent fees	31,629
Trustees’ fees and expenses	4,568
Printing and postage expenses	21,950
Custodian and accounting fees	93,317
Registration and filing fees	6,317
Professional fees	15,393
Other	8,628

Total expenses	2,072,345
Less: Expense reductions	(2,113)
Expense reimbursements	(4,353)

Net expenses	2,065,879

Net investment income	12,778,314

Net realized and unrealized gains or losses on securities
Net realized gains on securities	3,363,330
Net change in unrealized gains or losses on securities	(6,635,906)

Net realized and unrealized gains or losses on securities	(3,272,576)

Net increase in net assets resulting from operations	$9,505,738

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005		Year Ended
	(unaudited)		August 31, 2004

Operations
Net investment income		$12,778,314		$27,029,700
Net realized gains on securities		3,363,330		4,088,659
Net change in unrealized gains or losses
on securities		(6,635,906)		9,305,324

Net increase in net assets resulting
from operations		9,505,738		40,423,683

Distributions to shareholders from
Net investment income
Class A		(1,305,339)		(3,111,705)
Class B		(200,637)		(475,996)
Class C		(73,673)		(138,256)
Class I		(11,151,681)		(23,306,880)

Total distributions to shareholders		(12,731,330)		(27,032,837)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	822,615	8,611,591	2,138,370	22,441,847
Class B	25,949	271,487	113,429	1,181,076
Class C	59,149	618,634	194,249	2,024,934
Class I	2,628,593	27,505,306	7,794,437	81,480,856

		37,007,018		107,128,713

Net asset value of shares issued in
reinvestment of distributions
Class A	86,410	903,327	183,612	1,917,473
Class B	11,019	115,188	26,163	273,320
Class C	4,514	47,189	9,022	94,205
Class I	17,173	179,530	35,690	372,745

		1,245,234		2,657,743

Automatic conversion of Class B
shares to Class A shares
Class A	80,498	843,101	142,892	1,494,887
Class B	(80,498)	(843,101)	(142,892)	(1,494,887)

		0		0

Payment for shares redeemed
Class A	(993,810)	(10,409,693)	(3,667,434)	(37,992,783)
Class B	(81,189)	(850,003)	(289,483)	(3,015,890)
Class C	(55,543)	(581,268)	(112,163)	(1,162,931)
Class I	(2,330,543)	(24,396,860)	(9,430,463)	(98,363,228)

		(36,237,824)		(140,534,832)

Net increase (decrease) in net
assets resulting from capital share
transactions		2,014,428		(30,748,376)

Total decrease in net assets		(1,211,164)		(17,357,530)
Net assets
Beginning of period		657,473,965		674,831,495

End of period	$ 656,262,801		$ 657,473,965

Undistributed net investment income		$207,251		$160,267

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC reimbursed expenses in the amount of $129. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $4,224.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2005, EIS received $2,472 from the sale of Class A shares and $7,750 and $11 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $120,856,611 and $130,138,919, respectively, for the six months ended February 28, 2005.

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $619,493,830. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,933,202 and $4,413,130, respectively, with a net unrealized appreciation of $27,520,072.

As of August 31, 2004, the Fund had $5,665,896 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565571 rv2 4/2005

Evergreen South Carolina Municipal Bond Fund

Evergreen

SOUTH CAROLINA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen South Carolina Municipal Bond Fund, which covers the six-month period ended February 28, 2005.

As we entered the investment period, our municipal bond portfolio management teams had to prepare for an environment consisting of moderating economic growth and less stimulative monetary policy. While employment growth had disappointed many forecasts, personal consumption remained relatively strong and capital investment persisted higher. Yet energy prices were climbing, raising inflation fears. The Federal Reserve had been clear in its intentions to gradually raise interest rates, and they delivered on those promises with quarter point increases in the Federal Funds rate throughout the investment period. After more than three years of excessive policy accommodation, interest rates appeared to be heading higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Growth was good; it was just no longer great. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the

1

LETTER TO SHAREHOLDERS continued

maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly data point. Costs for commodities and energy were rising, and since inflation adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

The bond market seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter maturities, prices for many securities remained firm at the long end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October, market rates declined into the new-year. Yet in comments to congressional banking committees in mid-February, Alan Greenspan expressed his concerns about complacency within the bond market. Despite a pattern of successive increases in the federal funds rate, and missives frequently suggesting this trend would continue, the Fed Chairman stated that it was a “conundrum” that yields for longer-term maturities remained low and suggested that it was likely a short-term “aberration.” Not surprisingly, the master wordsmith achieved his objective, for within days of these comments, yields on longer dated maturities had begun their ascent. Indeed, after beginning the quarter in the 4% range, the yield on the 10-year Treasury rose by approximately 50 basis points. The damage to municipals was not as severe, though, since they were not as overbought at the long end as Treasuries, which were frequently the target of foreign central banks.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve at times presented opportunities to increase yield without dramatically lengthening maturities, or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and

2

LETTER TO SHAREHOLDERS continued

liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We continue to encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Charles E. Jeanne, CFA

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

6-month return with sales charge	-3.02%	-3.50%	0.49%	N/A

6-month return w/o sales charge	1.84%	1.48%	1.48%	1.99%

Average annual return*

1-year with sales charge	-3.17%	-3.92%	-0.01%	N/A

1-year w/o sales charge	1.67%	0.96%	0.96%	1.98%

5-year	5.14%	5.07%	5.72%	6.45%

10-year	5.43%	5.16%	5.72%	6.21%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,018.37	$ 4.40
Class B	$ 1,000.00	$ 1,014.84	$ 7.94
Class C	$ 1,000.00	$ 1,014.84	$ 7.94
Class I	$ 1,000.00	$ 1,019.88	$ 2.95
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.43	$ 4.41
Class B	$ 1,000.00	$ 1,016.91	$ 7.95
Class C	$ 1,000.00	$ 1,016.91	$ 7.95
Class I	$ 1,000.00	$ 1,021.87	$ 2.96

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.88% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79	$ 9.84

Income from investment operations
Net investment income	0.20	0.38	0.39	0.44	0.45	0.46
Net realized and unrealized gains or losses on securities	(0.01)	0.20	(0.14)	0.11	0.46	0.02

Total from investment operations	0.19	0.58	0.25	0.55	0.91	0.48

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.39)	(0.44)	(0.45)	(0.46)
Net realized gains	(0.03)	(0.02)	(0.01)	0	0	(0.07)
Total distributions to shareholders	(0.22)	(0.40)	(0.40)	(0.44)	(0.45)	(0.53)

Net asset value, end of period	$ 10.36	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Total return[1]	1.84%	5.67%	2.41%	5.51%	9.54%	5.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 57,789	$ 58,715	$ 71,653	$ 59,624	$ 3,638	$ 1,937
Ratios to average net assets
Expenses[2]	0.88%[3]	0.89%	0.88%	0.86%	0.89%	0.79%
Net investment income	3.82%[3]	3.61%	3.74%	4.12%	4.50%	4.81%
Portfolio turnover rate	17%	37%	42%	17%	17%	55%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.39	$ 10.21	$ 10.36	$10.25	$ 9.79	$ 9.84

Income from investment operations
Net investment income	0.16	0.30	0.31	0.36	0.38	0.39
Net realized and unrealized gains or losses on securities	0	0.20	(0.14)	0.11	0.46	0.02

Total from investment operations	0.16	0.50	0.17	0.47	0.84	0.41

Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.31)	(0.36)	(0.38)	(0.39)
Net realized gains	(0.03)	(0.02)	(0.01)	0	0	(0.07)

Total distributions to shareholders	(0.19)	(0.32)	(0.32)	(0.36)	(0.38)	(0.46)

Net asset value, end of period	$10.36	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Total return[1]	1.48%	4.93%	1.66%	4.73%	8.73%	4.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 12,228	$ 12,106	$13,077	$8,165	$4,920	$4,627
Ratios to average net assets
Expenses[2]	1.59%[3]	1.60%	1.60%	1.61%	1.64%	1.53%
Net investment income	3.10%[3]	2.91%	2.99%	3.49%	3.77%	4.04%
Portfolio turnover rate	17%	37%	42%	17%	17%	55%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS C	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.39	$ 10.21	$ 10.36	$ 9.97

Income from investment operations
Net investment income	0.16	0.30	0.31	0.15
Net realized and unrealized gains or losses on securities	0	0.20	(0.14)	0.39

Total from investment operations	0.16	0.50	0.17	0.54

Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.31)	(0.15)
Net realized gains	(0.03)	(0.02)	(0.01)	0

Total distributions to shareholders	(0.19)	(0.32)	(0.32)	(0.15)

Net asset value, end of period	$ 10.36	$ 10.39	$ 10.21	$ 10.36

Total return[2]	1.48%	4.93%	1.66%	5.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 6,876	$ 7,061	$ 7,028	$ 204
Ratios to average net assets
Expenses[3]	1.59%[4]	1.59%	1.59%	1.61%[4]
Net investment income	3.11%[4]	2.91%	2.96%	3.15%[4]
Portfolio turnover rate	17%	37%	42%	17%

[1] For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79	$ 9.84

Income from investment operations
Net investment income	0.21	0.41	0.42	0.46	0.48	0.49
Net realized and unrealized gains or losses on securities	0	0.20	(0.14)	0.11	0.46	0.02

Total from investment operations	0.21	0.61	0.28	0.57	0.94	0.51

Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.42)	(0.46)	(0.48)	(0.49)
Net realized gains	(0.03)	(0.02)	(0.01)	0	0	(0.07)

Total distributions to shareholders	(0.24)	(0.43)	(0.43)	(0.46)	(0.48)	(0.56)

Net asset value, end of period	$ 10.36	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Total return	1.99%	5.98%	2.68%	5.77%	9.82%	5.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 292,857	$ 309,708	$ 328,574	$ 344,905	$ 50,292	$ 54,231
Ratios to average net assets
Expenses[2]	0.59%[3]	0.59%	0.60%	0.61%	0.64%	0.54%
Net investment income	4.10%[3]	3.91%	4.01%	4.40%	4.77%	5.04%
Portfolio turnover rate	17%	37%	42%	17%	17%	55%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 1.3%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$318,723
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,462,600

		4,781,323

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	778,027

CONTINUING CARE RETIREMENT COMMUNITY 0.3%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien,
Ser. A, 6.90%, 07/01/2019	930,000	914,134

EDUCATION 13.9%
Citadel Military College, SC RB, 5.125%, 04/01/2017, (Insd. by AMBAC)	1,245,000	1,305,158
Clemson Univ., SC Univ. RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	606,215
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,126,497
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,046,420
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj.,
5.50%, 03/01/2007	760,000	784,677
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity
Sooner for Tomorrow:
5.25%, 12/01/2021	1,000,000	1,068,660
5.875%, 12/01/2015	1,000,000	1,125,020
5.875%, 12/01/2016	9,000,000	10,149,480
5.875%, 12/01/2017	2,000,000	2,255,440
5.875%, 12/01/2018	1,000,000	1,127,010
6.00%, 12/01/2020	5,000,000	5,690,600
6.00%, 12/01/2021	1,000,000	1,136,690
Lancaster Edl. Assistance Program, Inc. SC RB, Sch. Dist. Lancaster Cnty. Proj.,
5.00%, 12/01/2026	6,000,000	6,059,580
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,345,807
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2015, (Insd. by FSA)	2,200,000	2,443,716
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,447,940
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,581,465
University of South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,083,766
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,621,237
Ser. A:
5.00%, 05/01/2034, (Insd. by AMBAC)	2,000,000	2,069,020
5.50%, 06/01/2014	575,000	636,950
5.50%, 06/01/2015	605,000	666,589

		51,377,937

ELECTRIC REVENUE 7.7%
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Co. Proj.,
Ser. A, 2.35%, 09/01/2030	5,000,000	4,914,200

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	$2,500,000	$2,803,950
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,231,720
South Carolina Pub. Svcs. Auth. RRB:
Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,064,370
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,598,972
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,806,313
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,681,257
Ser. B:
5.70%, 01/01/2008, (Insd. by FGIC)	1,000,000	1,046,830
5.875%, 01/01/2013, (Insd. by FGIC)	3,745,000	3,926,071
6.50%, 01/01/2006, (Insd. by FGIC)	1,250,000	1,292,075

		28,365,758

GENERAL OBLIGATION - LOCAL 20.2%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,368,588
6.00%, 03/01/2016	1,325,000	1,501,463
Barnwell Cnty., SC Sch. Dist. No. 45 GO, 5.40%, 02/01/2009, (Insd. by AMBAC)	850,000	869,354
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,401,907
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,078,390
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,255,039
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,716,480
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014, (Insd. by South Carolina State Department
of Education)	2,200,000	2,411,794
5.375%, 04/01/2015, (Insd. by South Carolina State Department
of Education)	3,010,000	3,299,773
5.375%, 04/01/2016, (Insd. by South Carolina State Department
of Education)	4,500,000	4,933,215
5.375%, 04/01/2017, (Insd. by South Carolina State Department
of Education)	5,000,000	5,481,350
5.375%, 04/01/2018, (Insd. by South Carolina State Department
of Education)	3,705,000	4,061,680
5.375%, 04/01/2019, (Insd. by South Carolina State Department
of Education)	2,500,000	2,740,675
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,764,350
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,231,978
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,848,255
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,344,252
Charleston Cnty., SC GO, 5.50%, 06/01/2014	1,250,000	1,296,588
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,272,080

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	$980,000	$1,093,435
5.40%, 04/01/2021	1,120,000	1,252,261
5.50%, 04/01/2025	2,700,000	3,031,479
Horry Cnty., SC GO, 5.125%, 03/01/2017	1,160,000	1,244,297
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,105,110
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016, (Insd. by FGIC)	1,025,000	1,135,013
Oconee Cnty., SC Sch. Dist. GO:
5.00%, 09/01/2010, (Insd. by MBIA)	1,000,000	1,033,680
5.10%, 09/01/2011, (Insd. by MBIA)	1,155,000	1,194,478
5.10%, 09/01/2012, (Insd. by MBIA)	1,090,000	1,127,256
5.10%, 09/01/2013, (Insd. by MBIA)	275,000	284,400
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017, (Insd. by South Carolina State Department of Education) .	1,665,000	1,807,341
5.75%, 03/01/2014, (Insd. by FSA)	500,000	569,980
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	1,020,162
5.75%, 03/01/2016	1,000,000	1,110,300
5.75%, 03/01/2017	2,160,000	2,395,829
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,100,010
5.375%, 04/01/2020	1,005,000	1,095,661
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,102,170

		74,580,073

GENERAL OBLIGATION - STATE 1.2%
Puerto Rico Cmnwlth. GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,155,920
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,375,540

		4,531,460

HOSPITAL 12.7%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.,
5.25%, 12/01/2022	1,000,000	1,035,690
Greenville, SC Hosp. Sys. Facs. RRB:
Ser. A:
5.25%, 05/01/2017	2,000,000	2,075,660
5.75%, 05/01/2014	1,000,000	1,050,750
Ser. B, 5.60%, 05/01/2010	1,115,000	1,169,379
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,390,221
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
4.75%, 04/01/2007	585,000	607,400
6.00%, 04/01/2014	500,000	551,785
6.00%, 04/01/2015	1,000,000	1,099,440
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,196,402
5.50%, 05/01/2032	4,250,000	4,454,552
6.00%, 11/01/2018	6,650,000	7,410,959

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Loris, SC Cmnty. Hosp. RB:
Ser. A, 5.50%, 01/01/2016	$1,000,000	$1,013,870
Ser. B, 5.625%, 01/01/2020	1,000,000	1,012,060
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by MBIA)	2,000,000	2,167,440
5.25%, 02/15/2024	2,915,000	3,130,739
5.25%, 08/15/2024	2,915,000	3,130,739
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,559,850
5.50%, 02/01/2011, (Insd. by FSA)	265,000	290,429
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,152,050
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,795,680
Oconee Mem. Hosp., Inc., 6.15%, 03/01/2016	200,000	204,568
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,655,308
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,069,810
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,139,131
5.50%, 04/15/2017, (Insd. by FSA)	500,000	549,030

		46,912,942

HOUSING 1.6%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	80,000	80,214
South Carolina Hsg. Auth. RB, Homeownership Mtge. Purchase, Ser. A,
6.15%, 07/01/2008	1,085,000	1,108,989
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	605,000	612,302
6.15%, 07/01/2025, (Insd. by FHA)	595,000	599,457
Runaway Bay Apts. Proj., Ser. A, 6.125%, 12/01/2015	300,000	309,828
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	325,000	335,910
6.35%, 07/01/2025, (Insd. by FHA)	280,000	282,282
6.55%, 07/01/2015	45,000	46,113
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,625,000	1,666,194
South Carolina Hsg. Fin. & Dev. Auth. SFHRB, 5.50%, 07/01/2025	1,000,000	1,023,820

		6,065,109

INDUSTRIAL DEVELOPMENT REVENUE 3.0%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	3,000,000	3,164,910
Berkeley Cnty., SC PCRB, SC Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,108,840
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., FRN, 2.00%, 10/01/2032	3,905,000	3,905,000
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	781,350

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
South Carolina Jobs EDA IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keybank)	$220,000	$220,462
5.70%, 07/01/2009, (LOC: Keybank)	200,000	200,328
5.80%, 07/01/2010, (LOC: Keybank)	190,000	190,298
5.90%, 07/01/2011, (LOC: Keybank)	230,000	230,345
6.25%, 07/01/2017, (LOC: Keybank)	400,000	400,500

		11,202,033

PRE-REFUNDED 6.2%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj.,
6.75%, 05/01/2017	400,000	498,588
Columbia, SC Wtrwrks. & Swr. Sys. RB:
6.00%, 02/01/2014	2,000,000	2,267,460
6.00%, 02/01/2015	1,960,000	2,222,111
Georgetown Cnty., SC Wtr. & Swr. Dist. RRB, Impt. Jr. Lien, 6.50%, 06/01/2017	200,000	206,158
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%,
04/01/2018, (Insd. by AMBAC)	400,000	422,004
Lexington, SC Wtr. & Swr. RB, 5.50%, 04/01/2029	2,000,000	2,145,800
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,697,950
6.375%, 08/15/2027	1,500,000	1,788,705
Piedmont, SC Muni. Pwr. Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	789,569
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,860,822
6.25%, 01/01/2009	1,150,000	1,289,495
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	638,965
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	351,471
Richland Cnty., SC Hosp. Facs. RB, 7.10%, 07/01/2005, (Insd. by FSA)	675,000	686,252

		22,865,350

PUBLIC FACILITIES 4.0%
Charleston Cnty., SC COP, Refunding Charleston Pub. Facs. Corp.:
5.50%, 12/01/2015, (Insd. by MBIA)	5,500,000	5,591,685
6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,932,924
Hilton Head Islands, SC Pub. Facs. Corp. COP, 5.40%, 03/01/2009,
(Insd. by AMBAC)	1,000,000	1,020,280
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,149,720
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2019,
(Insd. by FSA)	2,000,000	2,210,240

		14,904,849

RESOURCE RECOVERY 2.2%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,000,000	3,088,020
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,210,900
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,624,245

		7,923,165

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 0.7%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	$ 1,000,000	$1,116,690
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,570,080

		2,686,770

STUDENT LOAN 1.4%
South Carolina Edl. Assistance Auth. RB:
Edl. Loans, FRN, Ser. A-1, 1.95%, 03/01/2023	4,000,000	4,000,000
Gtd. Student Loans Sub. Lien:
Ser. B, 5.70%, 09/01/2005	1,000,000	1,016,450
Ser. C, 5.875%, 09/01/2007	250,000	255,293

		5,271,743

TOBACCO REVENUE 2.5%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	9,165,000	9,281,579

TRANSPORTATION 3.4%
South Carolina Trans. Infrastructure Bank RB, Ser. A:
5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,098,926
5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,075,160
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,488,300
5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,116,100
5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,835,325

		12,613,811

UTILITY 2.8%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,075,520
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,192,331
Hilton Head, SC Pub. Service Dist. No. 1 RB, 5.50%, 08/01/2015, (Insd. by MBIA)	2,000,000	2,063,120
Hilton Head, SC Pub. Service Dist. No. 1 RRB, 5.50%, 08/01/2020,
(Insd. by MBIA)	4,000,000	4,134,720
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,818,168

		10,283,859

WATER & SEWER 12.7%
Anderson Cnty., SC Joint Muni. Wtr. Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,805,551
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,899,705
Berkeley Cnty., SC Wtr. & Swr. RB, 5.00%, 06/01/2028	2,000,000	2,086,440
Charleston, SC Wtrwrks. & Swr. RRB:
5.00%, 01/01/2009	1,500,000	1,612,545
5.125%, 01/01/2010	3,700,000	4,034,295
Columbia, SC Wtrwrks. & Swr. Sys. RRB:
5.50%, 02/01/2009	500,000	546,645
5.70%, 02/01/2010	3,970,000	4,436,276
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	838,100
Florence, SC Wtr. & Swr. RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,604,192
Grand Strand, SC Wtr. & Swr. Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,784,540
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,238,706

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Greenville, SC Swr. Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	$1,080,000	$1,201,673
Greenville, SC Wtrwrks. RB, 5.50%, 02/01/2022	2,000,000	2,147,540
Lexington, SC Wtr. & Swr. RB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	558,025
North Charleston, SC Swr. Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,130,284
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,323,300
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	1,250,000	1,321,775
Western Carolina Regl. Swr. Auth. SC RRB:
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,341,264
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,148,780

		47,059,636

Total Municipal Obligations (cost $338,921,505)		362,399,558

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund ø (cost $2,953,410)	2,953,410	2,953,410

Total Investments (cost $341,874,915) 98.8%		365,352,968
Other Assets and Liabilities 1.2%		4,456,698

Net Assets 100.0%		$369,809,666

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2005:

South Carolina	89.9%
Virginia	2.0%
Puerto Rico	1.8%
Georgia	1.6%
District of Columbia	1.2%
Texas	0.9%
Pennsylvania	0.8%
U.S. Virgin Islands	0.8%
Maryland	0.2%
Non-state specific	0.8%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2005:

AAA	57.4%
AA	25.3%
A	9.2%
BBB	7.6%
NR	0.5%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:

Less than 1 year	3.8%
1 to 3 year(s)	5.3%
3 to 5 years	8.9%
5 to 10 years	21.9%
10 to 20 years	54.2%
20 to 30 years	5.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $341,874,915)	$365,352,968
Receivable for Fund shares sold	757,400
Interest receivable	4,993,835
Prepaid expenses and other assets	23,500

Total assets	371,127,703

Liabilities
Dividends payable	1,004,121
Payable for Fund shares redeemed	262,719
Due to custodian bank	3,524
Advisory fee payable	4,257
Distribution Plan expenses payable	106
Due to other related parties	1,456
Accrued expenses and other liabilities	41,854

Total liabilities	1,318,037

Net assets	$369,809,666

Net assets represented by
Paid-in capital	$346,264,053
Overdistributed net investment income	(70,736)
Accumulated net realized gains on securities	138,296
Net unrealized gains on securities	23,478,053

Total net assets	$369,809,666

Net assets consists of
Class A	$57,789,291
Class B	12,287,832
Class C	6,875,596
Class I	292,856,947

Total net assets	$369,809,666

Shares outstanding
Class A	5,578,484
Class B	1,186,197
Class C	663,727
Class I	28,270,537

Net asset value per share
Class A	$10.36
Class A — Offering price (based on sales charge of 4.75%)	$10.88
Class B	$10.36
Class C	$10.36
Class I	$10.36

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2005 (unaudited)

Investment income
Interest	$8,788,848

Expenses
Advisory fee	787,027
Distribution Plan expenses
Class A	86,812
Class B	60,308
Class C	34,310
Administrative services fee	187,014
Transfer agent fees	23,754
Trustees’ fees and expenses	2,614
Printing and postage expenses	15,383
Custodian and accounting fees	53,527
Registration and filing fees	22,377
Professional fees	14,108
Other	3,447

Total expenses	1,290,681
Less: Expense reductions	(2,377)
Expense reimbursements	(3,524)

Net expenses	1,284,780

Net investment income	7,504,068

Net realized and unrealized gains or losses on securities
Net realized gains on securities	355,906
Net change in unrealized gains or losses on securities	(832,371)

Net realized and unrealized gains or losses on securities	(476,465)

Net increase in net assets resulting from operations	$7,027,603

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005		Year Ended
	(unaudited)		August 31, 2004

Operations
Net investment income		$7,504,068		$15,533,978
Net realized gains on securities		355,906		1,603,078
Net change in unrealized gains or losses
on securities		(832,371)		6,836,598

Net increase in net assets resulting from
operations		7,027,603		23,973,654

Distributions to shareholders from
Net investment income
Class A		(1,088,793)		(2,387,688)
Class B		(184,581)		(382,006)
Class C		(105,125)		(216,415)
Class I		(6,046,914)		(12,582,416)
Net realized gains
Class A		(142,426)		(111,823)
Class B		(29,772)		(20,322)
Class C		(16,557)		(11,601)
Class I		(742,787)		(509,787)

Total distributions to shareholders		(8,356,955)		(16,222,058)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	336,873	3,499,768	799,163	8,276,011
Class B	84,300	876,206	122,165	1,271,184
Class C	47,891	498,096	189,832	1,969,253
Class I	1,304,562	13,556,027	2,915,903	30,238,415

		18,430,097		41,754,863

Net asset value of shares issued in
reinvestment of distributions
Class A	67,801	703,196	143,579	1,490,477
Class B	12,830	133,041	23,941	248,394
Class C	7,822	81,121	13,478	139,733
Class I	49,106	507,711	43,130	448,644

		1,425,069		2,327,248

Automatic conversion of Class B shares
to Class A shares
Class A	1,695	17,621	19,913	206,936
Class B	(1,695)	(17,621)	(19,913)	(206,936)

		0		0

Payment for shares redeemed
Class A	(476,363)	(4,949,568)	(2,335,021)	(24,301,992)
Class B	(73,857)	(767,243)	(242,905)	(2,492,799)
Class C	(71,275)	(739,737)	(212,687)	(2,191,673)
Class I	(2,877,386)	(29,849,826)	(5,360,449)	(55,589,005)

		(36,306,374)		(84,575,469)

Net decrease in net assets resulting from
capital share transactions		(16,451,208)		(40,493,358)

Total decrease in net assets		(17,780,560)		(32,741,762)
Net assets
Beginning of period		387,590,226		420,331,998

End of period		$369,809,666	$ 387,590,226

Overdistributed net investment income		$(70,736)		$(149,391)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC reimbursed expenses in the amount of $73. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $3,451.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2005, EIS received $4,255 from the sale of Class A shares and $7,196 and $347 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $62,685,566 and $82,714,291, respectively, for the six months ended February 28, 2005.

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $342,070,360. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,319,592 and $36,984, respectively, with a net unrealized appreciation of $23,282,608.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565572 rv2 4/2005

Evergreen Virginia Municipal Bond Fund

Evergreen

VIRGINIA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Virginia Municipal Bond Fund, which covers the six-month period ended February 28, 2005.

As we entered the investment period, our municipal bond portfolio management teams had to prepare for an environment consisting of moderating economic growth and less stimulative monetary policy. While employment growth had disappointed many forecasts, personal consumption remained relatively strong and capital investment persisted higher. Yet energy prices were climbing, raising inflation fears. The Federal Reserve had been clear in its intentions to gradually raise interest rates, and they delivered on those promises with quarter point increases in the Federal Funds rate throughout the investment period. After more than three years of excessive policy accommodation, interest rates appeared to be heading higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Growth was good; it was just no longer great. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the

LETTER TO SHAREHOLDERS continued

maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly data point. Costs for commodities and energy were rising, and since inflation adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

The bond market seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter maturities, prices for many securities remained firm at the long end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October, market rates declined into the new-year. Yet in comments to congressional banking committees in mid-February, Alan Greenspan expressed his concerns about complacency within the bond market. Despite a pattern of successive increases in the federal funds rate, and missives frequently suggesting this trend would continue, the Fed Chairman stated that it was a “conundrum” that yields for longer-term maturities remained low and suggested that it was likely a short-term “aberration.” Not surprisingly, the master wordsmith achieved his objective, for within days of these comments, yields on longer dated maturities had begun their ascent. Indeed, after beginning the quarter in the 4% range, the yield on the 10-year Treasury rose by approximately 50 basis points. The damage to municipals was not as severe, though, since they were not as overbought at the long end as Treasuries, which were frequently the target of foreign central banks.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve at times presented opportunities to increase yield without dramatically lengthening maturities, or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and

LETTER TO SHAREHOLDERS continued

liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We continue to encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

6-month return with sales charge	-3.45%	-3.97%	0.01%	N/A

6-month return w/o sales charge	1.35%	1.00%	1.00%	1.50%

Average annual return*

1-year with sales charge	-3.41%	-4.19%	-0.29%	N/A

1-year w/o sales charge	1.40%	0.69%	0.69%	1.70%

5-year	4.85%	4.77%	5.43%	6.16%

10-year	5.17%	4.90%	5.46%	5.95%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,013.51	$ 4.49
Class B	$ 1,000.00	$ 1,010.01	$ 8.07
Class C	$ 1,000.00	$ 1,010.01	$ 8.07
Class I	$ 1,000.00	$ 1,015.02	$ 3.10
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.33	$ 4.51
Class B	$ 1,000.00	$ 1,016.76	$ 8.10
Class C	$ 1,000.00	$ 1,016.76	$ 8.10
Class I	$ 1,000.00	$ 1,021.72	$ 3.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95	$ 9.93

Income from investment operations
Net investment income	0.20	0.40	0.41	0.45	0.46	0.47
Net realized and unrealized gains or losses on securities	(0.06)	0.14	(0.17)	0.12	0.41	0.05

Total from investment operations	0.14	0.54	0.24	0.57	0.87	0.52

Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.41)	(0.45)	(0.46)	(0.48)
Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.20)	(0.40)	(0.41)	(0.45)	(0.46)	(0.50)

Net asset value, end of period	$ 10.39	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Total return[1]	1.35%	5.31%	2.32%	5.67%	9.00%	5.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$67,097	$71,898	$76,374	$77,477	$55,863	$45,759
Ratios to average net assets
Expenses[2]	0.90%[3]	0.92%	0.89%	0.88%	0.85%	0.74%
Net investment income	3.91%[3]	3.82%	3.92%	4.33%	4.59%	4.87%
Portfolio turnover rate	10%	23%	26%	19%	20%	52%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95	$ 9.93

Income from investment operations
Net investment income	0.17	0.33	0.34	0.37	0.39	0.40
Net realized and unrealized gains or losses on securities	(0.07)	0.14	(0.17)	0.12	0.41	0.04

Total from investment operations	0.10	0.47	0.17	0.49	0.80	0.44

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.34)	(0.37)	(0.39)	(0.40)
Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.16)	(0.33)	(0.34)	(0.37)	(0.39)	(0.42)

Net asset value, end of period	$ 10.39	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Total return[1]	1.00%	4.57%	1.58%	4.88%	8.19%	4.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,520	$21,836	$26,841	$22,293	$17,938	$15,119
Ratios to average net assets
Expenses[2]	1.62%[3]	1.62%	1.62%	1.63%	1.60%	1.49%
Net investment income	3.20%[3]	3.14%	3.18%	3.58%	3.83%	4.11%
Portfolio turnover rate	10%	23%	26%	19%	20%	52%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS C	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$10.45	$10.31	$10.48	$10.13

Income from investment operations
Net investment income	0.17	0.33	0.34	0.16
Net realized and unrealized gains or losses on securities	(0.07)	0.14	(0.17)	0.35

Total from investment operations	0.10	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.34)	(0.16)

Net asset value, end of period	$10.39	$10.45	$10.31	$10.48

Total return[2]	1.00%	4.57%	1.58%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,886	$4,021	$5,079	$ 828
Ratios to average net assets
Expenses[3]	1.62%[4]	1.62%	1.62%	1.63%[4]
Net investment income	3.20%[4]	3.13%	3.14%	3.10%[4]
Portfolio turnover rate	10%	23%	26%	19%

[1] For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95	$ 9.93

Income from investment operations
Net investment income	0.22	0.43	0.44	0.48	0.49	0.50
Net realized and unrealized gains or losses on securities	(0.06)	0.14	(0.17)	0.12	0.41	0.04

Total from investment operations	0.16	0.57	0.27	0.60	0.90	0.54

Distributions to shareholders from
Net investment income	(0.22)	(0.43)	(0.44)	(0.48)	(0.49)	(0.50)
Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.22)	(0.43)	(0.44)	(0.48)	(0.49)	(0.52)

Net asset value, end of period	$ 10.39	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Total return	1.50%	5.62%	2.59%	5.93%	9.28%	5.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$195,482	$201,136	$209,094	$220,921	$100,114	$108,222
Ratios to average net assets
Expenses[2]	0.62%[3]	0.62%	0.62%	0.62%	0.61%	0.49%
Net investment income	4.20%[3]	4.12%	4.19%	4.56%	4.84%	5.12%
Portfolio turnover rate	10%	23%	26%	19%	20%	52%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 3.7%
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.125%, 12/01/2013	$ 250,000	$257,410
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.50%, 10/01/2012	750,000	827,647
5.75%, 10/01/2017	1,860,000	2,075,109
5.75%, 10/01/2018	6,680,000	7,452,542

		10,612,708

COMMUNITY DEVELOPMENT DISTRICT 3.3%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. RB, Wallens Ridge
Dev. Proj., 5.50%, 09/01/2015	1,700,000	1,761,608
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,295,000	6,446,709
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	820,000	841,484
6.625%, 07/01/2025	500,000	518,685

		9,568,486

CONTINUING CARE RETIREMENT COMMUNITY 2.8%
Albemarle Cnty., VA IDA Residential Care Facs. RB, Our Lady of Peace, Inc.:
6.45%, 07/01/2015	100,000	102,431
6.625%, 07/01/2021	185,000	189,421
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Nursing Home Proj.,
5.875%, 12/01/2021, (Insd. by GNMA)	500,000	525,935
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	935,000	919,049
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj.,
Ser. B, 5.00%, 08/01/2028	5,000,000	5,034,500
Virginia Beach, VA Dev. Auth. Hlth. Care Facs. RB, Sentara Hlth. Sys., 5.25%,
11/01/2015	1,250,000	1,324,650

		8,095,986

EDUCATION 12.7%
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity
Sooner for Tomorrow, 6.00%, 12/01/2020	750,000	853,590
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%,
01/01/2021	1,750,000	1,874,915
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,114,780
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	500,000	527,055
5.00%, 08/01/2015	500,000	532,380
5.25%, 02/01/2017	3,920,000	4,288,088
Pub. Higher Ed. Fin. Program, Ser. A, 5.75%, 09/01/2019	220,000	245,628
Virginia Polytechnic Institute & State Univ. RB:
Ser. A, 5.50%, 06/01/2016	3,535,000	3,735,293
Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,584,990

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Virginia Pub. Sch. Auth. RB, Sch. Fin.:
Ser. A:
5.00%, 08/01/2013	$ 1,250,000	$1,361,100
5.125%, 08/01/2011	1,370,000	1,503,411
5.50%, 08/01/2015	1,500,000	1,673,625
5.50%, 08/01/2016	500,000	539,300
Ser. B:
5.125%, 08/01/2014	6,345,000	6,699,368
5.50%, 08/01/2011	1,405,000	1,564,299
Ser. I:
5.00%, 08/01/2012	2,000,000	2,120,980
5.10%, 08/01/2013	4,650,000	4,942,996
Virginia Pub. Sch. Auth. RRB, Sch. Fin., Ser. I, 5.125%, 08/01/2016	300,000	317,298

		36,479,096

ELECTRIC REVENUE 0.9%
Heard Cnty., GA Dev. Auth. PCRB, Wansley Proj., FRN, 2.05%, 09/01/2029	2,500,000	2,500,000

GENERAL OBLIGATION - LOCAL 20.3%
Arlington Cnty., VA GO, 5.25%, 06/01/2014	1,000,000	1,092,620
Bristol, VA GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,843,581
Chesapeake, VA GO, 5.375%, 05/01/2010	3,000,000	3,159,210
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,908,590
5.75%, 01/15/2017	1,000,000	1,122,700
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,872,257
Fairfax Cnty., VA GO, Ser. A:
4.50%, 06/01/2010	650,000	682,064
5.00%, 06/01/2012	1,000,000	1,050,640
5.125%, 06/01/2014	1,170,000	1,269,450
5.25%, 06/01/2018	2,110,000	2,291,080
Hampton, VA GO:
5.75%, 02/01/2013	1,360,000	1,549,870
5.75%, 02/01/2016	1,960,000	2,233,636
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,771,706
James City Cnty., VA GO, Refunding Pub. Impt., 5.20%, 12/15/2010,
(Insd. by FGIC)	1,000,000	1,042,310
King George Cnty., VA IDA Lease GO, Sch. Proj., 6.40%, 08/01/2016	700,000	727,377
Loudoun Cnty., VA GO, Ser. C:
5.20%, 12/01/2013	1,715,000	1,897,562
5.25%, 12/01/2014	1,000,000	1,108,650
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	839,347
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,074,990
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,088,973
Ser. A, 5.625%, 05/01/2015	500,000	568,620

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Norfolk, VA GO:
5.00%, 07/01/2010, (Insd. by FGIC)	$ 1,000,000	$1,073,810
5.25%, 06/01/2011	3,000,000	3,131,670
5.70%, 06/01/2008, (Insd. by MBIA)	2,000,000	2,038,180
Capital Impt., 5.375%, 06/01/2015, (Insd. by FGIC)	1,000,000	1,069,580
Portsmouth, VA GO, Refunding Pub. Impt., Ser. A, 5.50%, 06/01/2018,
(Insd. by FGIC)	1,500,000	1,622,553
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,250,040
5.50%, 01/15/2017, (Insd. by FSA)	500,000	556,425
Roanoke, VA GO:
6.00%, 10/01/2013	1,730,000	1,982,805
6.00%, 10/01/2014	1,835,000	2,103,149
6.00%, 10/01/2015	1,950,000	2,234,953
6.00%, 10/01/2016	2,070,000	2,372,489
Stafford Cnty., VA GO, 5.50%, 01/01/2017	1,100,000	1,223,574
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,759,675
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	264,782
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	796,193
Virginia Beach, VA GO, 5.40%, 07/15/2009	1,575,000	1,728,626

		58,403,737

GENERAL OBLIGATION - STATE 0.5%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,434,960

HOSPITAL 8.7%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,794,175
5.50%, 07/01/2011	1,410,000	1,553,890
5.50%, 07/01/2015	480,000	519,197
5.50%, 07/01/2017	1,425,000	1,533,941
5.50%, 07/01/2018	1,000,000	1,068,390
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.875%, 08/15/2016	370,000	392,922
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008,
(Insd. by MBIA)	2,360,000	2,626,515
Henrico Cnty., VA IDA Lease RB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,101,840
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,788,705
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp.:
6.75%, 10/01/2015	500,000	523,005
6.85%, 10/01/2025	1,000,000	1,046,590
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,766,177
5.50%, 07/01/2018	3,670,000	4,004,851

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Virginia Beach, VA IDA RB, Gen. Hosp. Proj., 5.00%, 02/15/2007,
(Insd. by AMBAC)	$ 500,000	$520,870
Washington Cnty., VA IDA RB, Johnston Mem. Hosp., 6.00%, 07/01/2014	750,000	774,368

		25,015,436

HOUSING 5.6%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%,
07/01/2006	235,000	238,586
Arlington Cnty., VA IDA MHRB:
Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,925,000	2,048,912
Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,046,420
Ser. B, 6.50%, 07/01/2024	1,600,000	1,550,256
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Elderly Hsg., 6.00%, 09/01/2016,
(Insd. by FHA)	500,000	521,810
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%,
04/01/2017, (LOC: PNC Bank & Insd. by FSA)	500,000	521,805
Portsmouth, VA Redev. & Hsg. Auth. MHRB, 6.30%, 09/01/2026,
(Insd. by FNMA)	640,000	665,133
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,035,490
Ser. C, 7.00%, 07/01/2029	2,165,000	2,071,862
Virginia Hsg. Dev. Auth. MHRB:
Ser. B, 4.65%, 05/01/2010	910,000	945,699
Ser. H:
5.55%, 05/01/2015	1,000,000	1,046,920
6.00%, 05/01/2010	500,000	511,495
6.10%, 11/01/2011	1,000,000	1,022,850
6.35%, 11/01/2011	300,000	305,130
Ser. I, 5.45%, 05/01/2018	500,000	527,505
Ser. K, 5.90%, 05/01/2011	400,000	412,992
Ser. O, 6.05%, 11/01/2017	500,000	521,715

		15,994,580

INDUSTRIAL DEVELOPMENT REVENUE 4.8%
Dinwiddie Cnty., VA IDRRB, Ser. B, 5.25%, 02/15/2018	1,260,000	1,384,614
Isle Wright Cnty., VA IDA Solid Wst. Disposal Facs. RB, Union Camp Corp. Proj.,
6.55%, 04/01/2024	2,535,000	2,594,522
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 2.30%,
03/01/2031	4,000,000	3,930,440
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017,
(Insd. by AMBAC)	2,190,000	2,505,141
Virginia Resources Auth. Infrastructure RB, Ser. B, 5.00%, 11/01/2026	2,185,000	2,306,661
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,053,020

		13,774,398

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 5.3%
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	$ 2,000,000	$2,117,580
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,349,561
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,111,836
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
Inova Hlth. Sys. Proj., 5.35%, 06/01/2006	250,000	258,330
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,092,250
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	700,000	728,056
Montgomery Cnty., VA IDRB, Auth. Lease:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,118,130
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,247,243
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,158,875
Prince William Cnty., VA Lease COP, 5.20%, 12/01/2005, (Insd. by MBIA)	500,000	510,680
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%,
10/01/2014	1,540,000	1,558,311

		15,250,852

MISCELLANEOUS REVENUE 0.6%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	562,590
Virginia Pub. Bldg. Auth. Pub. Facs. RB, Ser. A, 6.00%, 08/01/2011	1,000,000	1,142,150

		1,704,740

PORT AUTHORITY 1.2%
Virginia Port Auth. Cmnwlth. Port Auth. Fund RB, 5.50%, 07/01/2018	3,000,000	3,304,080

PRE-REFUNDED 0.8%
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,183,850
Virginia Resource Wtr. & Swr. Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%,
10/01/2025	1,000,000	1,073,650

		2,257,500

PUBLIC FACILITIES 9.4%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. Lease RB, Wallens
Ridge Dev. Proj., 6.00%, 09/01/2007	3,675,000	3,817,627
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%,
07/15/2017	1,000,000	1,074,600
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,392,599
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%,
02/01/2014	500,000	517,585
Richmond, VA Pub. Util. RRB, 5.00%, 01/15/2027, (Insd. by FSA)	2,830,000	2,978,660
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,736,060
Virginia Biotechnology Research Park Auth. RB, Consolidated
Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,343,408

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A:
5.00%, 08/01/2009	$ 3,000,000	$3,214,530
5.50%, 08/01/2013	3,335,000	3,726,462
5.50%, 08/01/2015	2,000,000	2,234,760
5.50%, 08/01/2016	2,000,000	2,152,880
6.00%, 08/01/2009	1,000,000	1,122,410
Ser. B, 5.50%, 08/01/2014	515,000	568,869

		26,880,450

RESOURCE RECOVERY 1.4%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington, Inc. Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	4,060,965

SPECIAL TAX 1.5%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,055,090
5.50%, 10/01/2018	2,000,000	2,093,440
5.50%, 10/01/2022	1,000,000	1,042,990

		4,191,520

TOBACCO REVENUE 2.1%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	2,000,000	2,025,440
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	4,060,000	4,130,157

		6,155,597

TRANSPORTATION 3.9%
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.875%, 07/01/2010,
(Insd. by FGIC)	2,890,000	2,983,752
Peninsula, VA Port Auth. RB, Port Facs. CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,231,620
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	1,000,000	1,118,500
Northern VA Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	1,700,000	1,876,137
U.S. Route 58 Corridor Dev. Program, Ser. B, 5.50%, 05/15/2015	1,000,000	1,109,770
Virginia Port Auth. RB, 5.90%, 07/01/2016	750,000	784,995
Washington, DC, Metro. Area Transit Auth. RB, 6.00%, 07/01/2007,
(Insd. by FGIC)	1,000,000	1,076,010

		11,180,784

WATER & SEWER 7.9%
Buena Vista, VA IDA Wtr. & Swr. Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	398,385
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.375%, 11/01/2007	130,000	130,485
Fairfax Cnty., VA Swr. RB, 5.625%, 07/15/2011	2,605,000	2,765,676
Fairfax Cnty., VA Wtr. Auth. RB:
5.625%, 04/01/2017	1,640,000	1,836,111
6.00%, 04/01/2022	1,265,000	1,368,844
6.125%, 04/01/2016	1,545,000	1,778,311

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	$ 285,000	$291,569
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	1,735,000	1,939,938
Virginia Resource Auth. Clean Wtr. RB, State Revolving Fund:
5.375%, 10/01/2022	675,000	738,747
5.50%, 10/01/2015	2,250,000	2,514,195
5.75%, 10/01/2019	180,000	202,052
5.875%, 10/01/2014	1,250,000	1,419,238
6.00%, 10/01/2016	3,965,000	4,520,457
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,385,434
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,429,939

		22,719,381

Total Municipal Obligations (cost $263,436,360)		279,585,256

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $4,682,595)	4,682,595	4,682,595

Total Investments (cost $268,118,955) 99.1%		284,267,851
Other Assets and Liabilities 0.9%		2,716,481

Net Assets 100.0%		$286,984,332

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
COP	Certificates of Participation	IDRRB	Industrial Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	LOC	Letter of Credit
FHA	Federal Housing Authority	MBIA	Municipal Bond Investors Assurance Corp.
FNMA	Federal National Mortgage Association	MHRB	Multifamily Housing Revenue Bond
FRN	Floating Rate Note	PCRB	Pollution Control Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	RHA	Residential Housing Authority
GO	General Obligation	RRB	Refunding Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2005:

Virginia	87.4%
District of Columbia	5.5%
South Carolina	1.6%
U.S. Virgin Islands	1.5%
Georgia	1.2%
Puerto Rico	0.7%
Maryland	0.5%
Non-state specific	1.6%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2005:

AAA	41.6%
AA	37.4%
A	8.5%
BBB	5.4%
NR	7.1%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:

Less than 1 year	8.0%
1 to 3 year(s)	8.9%
3 to 5 years	12.7%
5 to 10 years	24.6%
10 to 20 years	39.5%
20 to 30 years	6.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $268,118,955)	$284,267,851
Receivable for Fund shares sold	296,456
Interest receivable	3,342,740
Prepaid expenses and other assets	10,965

Total assets	287,918,012

Liabilities
Dividends payable	711,430
Payable for Fund shares redeemed	175,295
Due to custodian bank	5,906
Advisory fee payable	3,305
Distribution Plan expenses payable	187
Due to other related parties	1,807
Accrued expenses and other liabilities	35,750

Total liabilities	933,680

Net assets	$286,984,332

Net assets represented by
Paid-in capital	$273,006,395
Overdistributed net investment income	(119,890)
Accumulated net realized losses on securities	(2,051,069)
Net unrealized gains on securities	16,148,896

Total net assets	$286,984,332

Net assets consists of
Class A	$67,096,685
Class B	20,519,748
Class C	3,886,341
Class I	195,481,558

Total net assets	$286,984,332

Shares outstanding
Class A	6,460,152
Class B	1,975,775
Class C	374,200
Class I	18,822,253

Net asset value per share
Class A	$10.39
Class A — Offering price (based on sales charge of 4.75%)	$10.91
Class B	$10.39
Class C	$10.39
Class I	$10.39

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2005 (unaudited)

Investment income
Interest	$7,018,199

Expenses
Advisory fee	612,541
Distribution Plan expenses
Class A	103,434
Class B	105,821
Class C	19,730
Administrative services fee	145,550
Transfer agent fees	43,028
Trustees’ fees and expenses	2,043
Printing and postage expenses	15,159
Custodian and accounting fees	41,396
Registration and filing fees	23,342
Professional fees	12,508
Other	2,922

Total expenses	1,127,474
Less: Expense reductions	(1,121)
Expense reimbursements	(4,127)

Net expenses	1,122,226

Net investment income	5,895,973

Net realized and unrealized gains or losses on securities
Net realized gains on securities	207,028
Net change in unrealized gains or losses on securities	(2,096,665)

Net realized and unrealized gains or losses on securities	(1,889,637)

Net increase in net assets resulting from operations	$4,006,336

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005		Year Ended
	(unaudited)		August 31, 2004

Operations
Net investment income		$5,895,973		$12,285,995
Net realized gains on securities		207,028		724,340
Net change in unrealized gains or losses
on securities		(2,096,665)		3,611,141

Net increase in net assets resulting from
operations		4,006,336		16,621,476

Distributions to shareholders from
Net investment income
Class A		(1,335,535)		(2,818,455)
Class B		(335,468)		(781,162)
Class C		(62,563)		(155,891)
Class I		(4,119,149)		(8,561,552)

Total distributions to shareholders		(5,852,715)		(12,317,060)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	205,874	2,146,647	866,969	9,079,990
Class B	48,702	508,120	162,630	1,699,225
Class C	4,155	43,413	89,416	934,609
Class I	1,015,607	10,599,689	2,741,761	28,649,527

		13,297,869		40,363,351

Net asset value of shares issued in
reinvestment of distributions
Class A	84,343	879,331	179,288	1,873,144
Class B	22,058	229,964	51,752	540,835
Class C	3,159	32,928	8,408	87,925
Class I	7,396	77,105	19,478	203,828

		1,219,328		2,705,732

Automatic conversion of Class B shares to
Class A shares
Class A	27,163	283,235	68,849	710,548
Class B	(27,163)	(283,235)	(68,849)	(710,548)

		0		0

Payment for shares redeemed
Class A	(735,746)	(7,681,501)	(1,646,260)	(17,156,511)
Class B	(156,859)	(1,636,219)	(660,524)	(6,851,878)
Class C	(17,779)	(185,680)	(205,955)	(2,126,655)
Class I	(1,443,913)	(15,073,273)	(3,804,316)	(39,736,878)

		(24,576,673)		(65,871,922)

Net decrease in net assets resulting from
capital share transactions		(10,059,476)		(22,802,839)

Total decrease in net assets		(11,905,855)		(18,498,423)
Net assets
Beginning of period		298,890,187		317,388,610

End of period		$286,984,332		$298,890,187

Overdistributed net investment income		$(119,890)		$(163,148)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is paybable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f . Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC reimbursed expenses in the amount of $57. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $4,070.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2005, EIS received $2,288 from the sale of Class A shares and $21,538 and $55 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $28,813,319 and $41,175,670, respectively, for the six months ended February 28, 2005.

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $268,151,865. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,274,819 and $158,833, respectively, with a net unrealized appreciation of $16,115,986.

As of August 31, 2004, the Fund had $2,225,187 in capital loss carryovers for federal income tax purposes with $2,126,625 expiring in 2009, $45,710 expiring in 2011 and $52,852 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565573 rv2 4/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565573 rv2 4/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 20, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: April 20, 2005